Prospectus
June 30, 2000
EQUITY, GROWTH AND INCOME
& ASSET ALLOCATION FUNDS
Asset Strategy Fund
International Growth Fund
Large Cap Growth Fund
Mid Cap Growth Fund
Science and Technology Fund
Small Cap Growth Fund
Tax-Managed Equity Fund
Total Return Fund
The Securities and Exchange Commission has not approved or disapproved the Fund's securities, or determined whether this Prospectus is accurate or adequate. It is a criminal offense to state otherwise.
Waddell & Reed, Inc.
CONTENTS
    3   An Overview of the Funds
    3   Asset Strategy Fund
   10   International Growth Fund
   16   Large Cap Growth Fund
   20   Mid Cap Growth Fund
   24   Science and Technology Fund
   30   Small Cap Growth Fund
   36   Tax-Managed Equity Fund
   40   Total Return Fund
   46   The Investment Principles of the Funds
   55   Your Account
   76   The Management of the Funds
   80   Financial Highlights
AN OVERVIEW OF THE FUND
GOAL
W&R Asset Strategy Fund seeks high total return over the long term.
Principal Strategies
Asset Strategy Fund seeks to achieve its goal by allocating its assets among stocks, bonds and short-term instruments.
_ The stock class includes equity securities of all types, although Waddell
  & Reed Investment Management Company ("WRIMCO"), the Fund's investment manager, typically emphasizes a blend of value and growth potential in selecting stocks. Value stocks are those that WRIMCO believes are currently selling below their true worth. Growth stocks are those whose earnings WRIMCO believes are likely to grow faster than the economy. The Fund may invest in the securities of any size company.
_ The bond class includes all varieties of fixed-income instruments, such as corporate or U.S. Government debt securities, with remaining maturities of more than three years. This asset class may include a significant amount of junk bonds, up to 35% of the Fund's total assets, which are bonds rated BB and below by Standard & Poor's ("S&P") and Ba and below by Moody's Investors Service, Inc. ("MIS") or unrated bonds deemed by WRIMCO to be of comparable quality.
_ The short-term class includes all types of short-term instruments with remaining maturities of three years or less, including high-quality money market instruments.
_ Within each of these classes, the Fund may invest in both domestic and foreign securities.
The Fund selects a mix which represents the way the Fund's investments will generally be allocated over the long term as indicated in the box below. This mix will vary over shorter time periods as WRIMCO changes the Fund's holdings based on its current outlook for the different markets. These changes may be based on such factors as interest rate changes, security valuation levels and a rise in the potential for growth stocks.



Mix
 Stocks 70%
(can range from      0-100%)
 Bonds 25%
(can range from 0-100%)
 Short-term 5%
(can range from 0-100%)
 Principal Risks of Investing in the Fund
Because Asset Strategy Fund owns different types of investments, a variety of factors can affect its investment performance, such as:
_ the skill of WRIMCO in allocating the Fund's assets among different types of investments;
_ the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy;
_ an increase in interest rates, which may cause the value of the Fund's fixed-income securities, especially bonds with longer maturities, to decline;
_ prepayment of higher-yielding bonds held by the Fund;
_ the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds; and _ adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline.
Market risk for small or medium sized companies may be greater than that for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Additionally, stock of smaller companies may experience volatile trading and price fluctuations.
Investments by the Fund in junk bonds are more susceptible to the risk of non-payment or default, and their prices may be more volatile, than higher-rated bonds.
As well, the Fund may invest a significant portion of its assets in foreign securities. Foreign securities present additional risks such as currency fluctuations and political or economic conditions affecting the foreign countries.
As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Who May Want to Invest
Asset allocation funds are designed for investors who want to diversify among stocks, bonds and short-term instruments, in one fund. If you are looking for an investment that uses this technique in pursuit of high total return, this Fund may be appropriate for you. You should consider whether the Fund fits your investment objectives.
PERFORMANCE
Asset Strategy Fund
The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.
_ The bar chart presents the average annual total returns for Class C and shows how performance has varied from year to year.
_ The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge was included, the returns would be less than those shown.
_ The performance table shows Class C and Class Y average annual total returns and compares them to the market indicators listed. No performance information is provided for Class A or Class B shares since these classes do not have annual returns for at least one calendar year.



_ The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.
Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.
                        CHART OF YEAR-BY-YEAR RETURNS
                      as of December 31 each year (%)1
                        1996                       3.92%
                       1997                      10.84%
                       1998                       8.64%
                       1999                      21.22%
In the period shown in the chart, the highest quarterly return was 15.52% (the fourth quarter of 1999) and the lowest quarterly return was -4.97% (the first quarter of 1997). The Class C return for the year through March 31, 2000, was 15.58%.
1.
  The returns shown are based on the performance of the Fund's prior Class
  B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.
Average Annual Total Returns
as of December 31, 1999 (%)                   1 Year         Life of Class2
Class C Shares of Asset Strategy Fund1        21.22%              10.05%
S&P 500 Index                                 21.09%              27.53%
Salomon Brothers Broad
Investment Grade Index                        -0.83%               6.86%
Salomon Brothers Short-Term Index
for 1 Month Certificates of Deposit            5.32%               5.62%
Lipper Flexible Portfolio Funds
Universe Average                              12.50%              16.21%
Class Y Shares of Asset Strategy Fund         22.24%              11.90%
S&P 500 Index                                 21.09%              26.45%
Salomon Brothers Broad
Investment Grade Index                        -0.83%               5.20%
Salomon Brothers Short-Term Index
for 1 Month Certificates of Deposit            5.32%               5.55%
Lipper Flexible Portfolio
Funds Universe Average                        12.50%              14.44%
The indexes shown are broad-based, securities market indexes that are unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goal of the Fund.
1.
  The returns shown for Class C are based on the performance of the Fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4,
  1999. The prior Class B's performance has been adjusted to reflect the current contingent deferred sales charge ("CDSC") structure applicable to Class C.
2.
  Since April 20, 1995, for Class C shares (based on the prior Class B shares) and December 29, 1995 for Class Y shares. Because each class commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above indexes are not available, index performance is calculated from April 30, 1995, and December 31, 1995, respectively.
FEES AND EXPENSES
Asset Strategy Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
(fees paid directly from           Class A   Class B   Class C   Class Y
your investment)                    Shares    Shares    Shares    Shares
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                   5.75%      None      None      None



Maximum Deferred
Sales Charge (Load)1
(as a percentage of lesser
of amount invested or
redemption value)                    None2        5%        1%      None
Annual Fund Operating Expenses3
(expenses that are deducted        Class A   Class B   Class C   Class Y
from Fund assets)                   Shares    Shares    Shares    Shares
Management Fees                      0.70%     0.70%     0.70%     0.70%
Distribution and Service
(12b-1) Fees                         0.25%     1.00%     1.00%     0.25%
Other Expenses                       0.51%     0.51%     0.51%     0.38%
Total Annual Fund
Operating Expenses                   1.46%     2.21%     2.21%     1.33%
1.
  The CDSC, which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.
2.
  A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.
3.
  Management Fees and Total Annual Fund Operating Expenses have been restated to reflect the change in management fees effective June 30, 1999; otherwise, expense ratios are based on other Fund-level expenses for the fiscal year ended March 31, 2000, and for Class A and Class B, the expenses attributable to those classes that are anticipated for the current year. Actual expenses may be greater or less than those shown.
Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular Class A, Class B, Class C or Class Y shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If shares are redeemed
at end of period:                   1 Year   3 Years   5 Years  10 Years
Class A Shares                        $715    $1,010    $1,327    $2,221
Class B Shares                        $624     $ 991    $1,285    $2,353(1)
Class C Shares                        $324     $ 691    $1,185    $2,544
Class Y Shares                        $135     $ 421     $ 729    $1,601
If shares are not redeemed
at end of period:                   1 Year   3 Years   5 Years  10 Years
Class A Shares                        $715    $1,010    $1,327    $2,221
Class B Shares                        $224     $ 691    $1,185    $2,353(1)
Class C Shares                        $224     $ 691    $1,185    $2,544
Class Y Shares                        $135     $ 421     $ 729    $1,601
(1) Reflects annual operating expenses of Class A after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.
AN OVERVIEW OF THE FUND
GOALS
W&R International Growth Fund
seeks, as a primary goal, long-term appreciation of capital. As a secondary goal, the Fund seeks current income.
Principal Strategies
International Growth Fund seeks to achieve its goals by investing primarily in common stocks of foreign companies that WRIMCO believes have the potential for long-term growth represented by economic expansion within a country or region and/or are represented by the privatization and/or restructuring of particular industries. The Fund emphasizes growth stocks, which are securities of companies whose earnings WRIMCO believes are likely to grow faster than the economy. The Fund primarily invests in issuers of developed countries, and the Fund may invest in companies of any size.
WRIMCO may look at a number of factors in selecting securities for the Fund's portfolio. These include the issuer's:
_ growth potential;
_ earnings potential;
_ management;
_ industry position; and
_ applicable economic and market conditions.
Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities of that type. For example, WRIMCO may sell a security if it believes the security has ceased to offer significant growth potential. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash. Principal Risks of Investing in the Fund
Because International Growth Fund owns different types of investments, a variety of factors can affect its investment performance, such as:
_ changes in foreign exchange rates, which may affect the value of the securities the Fund holds;
_ adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline;
_ the earnings performance, credit quality and other conditions of the issuers whose securities the Fund holds; and _ WRIMCO's skill in evaluating and selecting securities for the Fund. Investing in foreign securities presents additional risks, such as currency fluctuations and political or economic conditions affecting the foreign country. Accounting and disclosure standards also differ from country to country, which makes obtaining reliable research information more difficult. There is the possibility that, under unusual international monetary or political conditions, the Fund's assets might be more volatile than would be the case with other investments.
Market risk for small or medium sized companies may be greater than that for large companies. For example, smaller companies are more likely to have limited financial resources, limited product lines or inexperienced management.
As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Who May Want to Invest
International Growth Fund is designed for investors seeking long-term appreciation of capital by investing primarily in securities issued by foreign companies. You should consider whether the Fund fits your investment objectives.
PERFORMANCE
International Growth Fund
The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.
_ The bar chart presents the average annual total returns for Class C and shows how performance has varied from year to year.
_ The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge was included, the returns would be less than those shown.
_ The performance table shows Class C and Class Y average annual total returns and compares them to the market indicators listed. No performance information is provided for Class A and Class B shares since these classes do not have annual returns for at least one calendar year.



_ The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.
Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.
                         CHART OF YEAR-BY-YEAR RETURNS
                      as of December 31 each year (%)1
                        1993                         3.62%
                       1994                         0.12%
                       1995                         8.34%
                       1996                        19.11%
                       1997                        16.89%
                       1998                        31.72%
                       1999                        88.66%
 In the period shown in the chart, the highest quarterly return was 67.07% (the fourth quarter of 1999) and the lowest quarterly return was -18.21% (the third quarter of 1998). The Class C return for the year through March 31, 2000, was 8.88%.
1.
  The returns shown are based on the performance of the Fund's prior Class
  B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.
Average Annual Total Returns
as of December 31, 1999 (%)            1 Year      5 Years    Life of Class2
Class C Shares of
International Growth Fund1             88.66%       30.25%        19.91%
Morgan Stanley Capital
International E.A.FE. Index            26.96%       12.83%        13.55%
Lipper International
Funds Universe Average                 40.80%       15.05%        14.91%
Class Y Shares of
International Growth Fund              90.62%                     37.56%
Morgan Stanley Capital
International E.A.FE. Index            26.96%       12.83%        13.24%
Lipper International
Funds Universe Average                 40.80%       15.05%        16.81%
The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goals of the Fund.
1.
  The returns shown for Class C are based on the performance of the Fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4,
  1999. The prior Class B's performance has been adjusted to reflect the current CDSC structure applicable to Class C.
2.
  Since September 21, 1992, for Class C shares (based on the prior Class B shares) and December 29, 1995, for Class Y shares. Because each class commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index are not available, index performance is calculated from September 30, 1992, and December 31, 1995, respectively.
FEES AND EXPENSES
International Growth Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
(fees paid directly from           Class A   Class B   Class C   Class Y
your investment)                    Shares    Shares    Shares    Shares
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                   5.75%      None      None      None



Maximum Deferred
Sales Charge (Load)1
(as a percentage of lesser
of amount invested or
redemption value)                    None2        5%        1%      None
Annual Fund Operating Expenses3
(expenses that are deducted        Class A   Class B   Class C   Class Y
from Fund assets)                   Shares    Shares    Shares    Shares
Management Fees                      0.85%     0.85%     0.85%     0.85%
Distribution and Service
(12b-1) Fees                         0.25%     1.00%     1.00%     0.25%
Other Expenses                       0.52%     0.52%     0.52%     0.35%
Total Annual Fund
Operating Expenses                   1.62%     2.37%     2.37%     1.45%
1.
  The CDSC, which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.
2.
  A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.
3.
  Management Fees and Total Annual Fund Operating Expenses have been restated to reflect the change in management fees effective June 30, 1999; otherwise, expense ratios are based on other Fund-level expenses for the fiscal year ended March 31, 2000, and for Class A and Class B, the expenses attributable to those classes that are anticipated for the current year. Actual expenses may be greater or less than those shown.
Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular Class A, Class B, Class C or Class Y shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If shares are redeemed
at end of period:                   1 Year   3 Years   5 Years  10 Years
Class A Shares                        $730    $1,057    $1,406    $2,386
Class B Shares                        $640    $1,039    $1,365    $2,517(1)
Class C Shares                        $340     $ 739    $1,265    $2,706
Class Y Shares                        $148     $ 459     $ 792    $1,735
If shares are not redeemed
at end of period:                   1 Year   3 Years   5 Years  10 Years
Class A Shares                        $730    $1,057    $1,406    $2,386
Class B Shares                        $240     $ 739    $1,265    $2,517(1)
Class C Shares                        $240     $ 739    $1,265    $2,706
Class Y Shares                        $148     $ 459     $ 792    $1,735

(1) Reflects annual operating expenses of Class A after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.
AN OVERVIEW OF THE FUND
GOAL
W&R Large Cap Growth Fund
seeks the appreciation of your investment.
Principal Strategies
Large Cap Growth Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stock issued by growth-oriented large to medium sized U.S. and foreign companies that WRIMCO believes have appreciation possibilities. Growth stocks are those whose earnings WRIMCO believes are likely to grow faster than the economy. The Fund may invest in companies of any size.
WRIMCO attempts to select securities with appreciation possibilities by looking at many factors. These include:
_ changes in economic and political conditions;
_ the short-term and long-term outlook for the industry being analyzed;
_ the management capability of the company being considered; and
_ the company's market position, product line, technological position and prospects for increased earnings.
WRIMCO may also analyze the demands of investors for the security relative to its price. Securities may be chosen when WRIMCO anticipates a development that might have an effect on the value of a security.
Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. For example, WRIMCO may sell a security if it determines that the security no longer presents sufficient appreciation potential. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash. Principal Risks of Investing in the Fund
Because Large Cap Growth Fund owns different types of investments, a variety of factors can affect its investment performance, such as:
_ the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds;
_ the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy;
_ adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline; and
_ the skill of WRIMCO in evaluating and selecting securities for the Fund. Market risk for medium sized companies may be greater than the market risk for large companies. Such companies are more likely to have limited financial resources and inexperienced management. As well, stock of these companies may experience volatile trading and price fluctuations.
As well, the Fund may invest a portion of its assets in foreign securities. Foreign securities present additional risks such as currency fluctuations and political or economic conditions affecting the foreign countries.
As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Who May Want to Invest
Large Cap Growth Fund is designed for investors seeking long-term investment growth. You should consider whether the Fund fits your particular investment objectives.
PERFORMANCE
Large Cap Growth Fund
The Fund has not been in operation for a full calendar year, therefore it does not have performance information of at least one calendar year to include a bar chart or performance table.
FEES AND EXPENSES
Large Cap Growth Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
(fees paid directly from           Class A   Class B   Class C   Class Y
your investment)                    Shares    Shares    Shares    Shares
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                   5.75%      None      None      None
Maximum Deferred
Sales Charge (Load)1
(as a percentage of lesser
of amount invested or
redemption value)                    None2        5%        1%      None
Annual Fund Operating Expenses3



(expenses that are deducted        Class A   Class B   Class C   Class Y
from Fund assets)                   Shares    Shares    Shares    Shares
Management Fees                      0.70%     0.70%     0.70%     0.70%
Distribution and Service
(12b-1) Fees                         0.25%     1.00%     1.00%     0.25%
Other Expenses                       0.18%     0.18%     0.18%     0.18%
Total Annual Fund
Operating Expenses                   1.13%     1.88%     1.88%     1.13%
1.
  The CDSC, which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.
2.
  A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.
3.
  The expenses shown for Management Fees reflect the maximum annual fee payable; however, WRIMCO has voluntarily agreed to waive its investment management fee on any day if the Fund's net assets are less than $25 million, subject to WRIMCO's right to change or terminate this waiver. The expense ratios for Other Expenses are based on estimated amounts for the current fiscal year. Actual expenses may be greater or less than those shown.
Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular Class A, Class B, Class C or Class Y shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If shares are redeemed at end of period:      1 Year   3 Years
Class A Shares                                  $684      $913
Class B Shares                                  $591      $891
Class C Shares                                  $291      $591
Class Y Shares                                  $115      $359
If shares are not redeemed at end of period:  1 Year   3 Years
Class A Shares                                  $684      $913
Class B Shares                                  $191      $591
Class C Shares                                  $191      $591
Class Y Shares                                  $115      $359
AN OVERVIEW OF THE FUND
GOAL
W&R Mid Cap Growth Fund
seeks the growth of your investment.
Principal Strategies
Mid Cap Growth Fund seeks to achieve its goal by investing primarily in common stocks of U.S. and foreign companies whose market capitalizations are within the range of capitalizations of companies comprising the Russell Mid-Cap Growth Index ("Russell Mid-Cap") and that WRIMCO believes offer above-average growth potential.
In selecting companies, WRIMCO may look at a number of factors, such as:
_ new or innovative products or services;
_ adaptive or creative management;
_ strong financial and operational capabilities to sustain growth;
_ market potential; and
_ profit potential.
Generally, in determining whether to sell a stock, WRIMCO uses the same type of analysis that it uses when buying stocks. For example, WRIMCO may sell a holding if the company no longer meets the desired capitalization range or if the company position weakens in the industry or market. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.
Principal Risks of Investing in the Fund
Because Mid Cap Growth Fund owns different types of investments, a variety of factors can affect its investment performance, such as:
_ the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds;
_ adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline;
_ the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the economy; and
_ the skill of WRIMCO in evaluating and selecting securities for the Fund. Market risk for medium sized companies may be greater than that for large companies. Medium sized companies may have limited financial resources and less experienced management compared to large companies. Stocks of medium sized companies may experience volatile trading and price fluctuations.
Also, the Fund may invest, to a lesser extent, in foreign securities, which present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.
As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Who May Want to Invest
Mid Cap Growth Fund is designed for investors who are willing to accept greater risks than are present with many other mutual funds. The Fund is not intended for investors who desire assured income and conservation of capital. You should consider whether the Fund fits your particular investment objectives.
PERFORMANCE
Mid Cap Growth Fund
The Fund has not been in operation for a full calendar year, therefore it does not have performance information of at least one calendar year to include a bar chart or performance table.
FEES AND EXPENSES
Mid Cap Growth Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
(fees paid directly from           Class A   Class B   Class C   Class Y
your investment)                    Shares    Shares    Shares    Shares
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                   5.75%      None      None      None
Maximum Deferred
Sales Charge (Load)1
(as a percentage of lesser
of amount invested or
redemption value)                    None2        5%        1%      None
Annual Fund Operating Expenses3
(expenses that are deducted        Class A   Class B   Class C   Class Y
from Fund assets)
Management Fees                      0.85%     0.85%     0.85%     0.85%
Distribution and Service
(12b-1) Fees                         0.25%     1.00%     1.00%     0.25%
Other Expenses                       0.26%     0.56%     0.47%     0.20%
Total Annual Fund
Operating Expenses                   1.36%     2.41%     2.32%     1.30%
1.
  The CDSC, which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.
2.
  A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.
3.
  The expenses shown for Management Fees reflect the maximum annual fee payable; however, WRIMCO has voluntarily agreed to waive its investment management fee on any day if the Fund's net assets are less than $25 million, subject to WRIMCO's right to change or terminate this waiver. The expense ratios for Other Expenses are based on estimated amounts for the current fiscal year. Actual expenses may be greater or less than those shown.
Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular Class A, Class B, Class C or Class Y shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If shares are redeemed at end of period:      1 Year   3 Years
Class A Shares                                  $706     $ 981
Class B Shares                                  $644    $1,051
Class C Shares                                  $335     $ 724
Class Y Shares                                  $132     $ 412
If shares are not redeemed at end of period:  1 Year   3 Years
Class A Shares                                  $706     $ 981
Class B Shares                                  $244     $ 751
Class C Shares                                  $235     $ 724
Class Y Shares                                  $132     $ 412
AN OVERVIEW OF THE FUND
GOAL
W&R Science and Technology Fund
seeks long-term capital growth.
Principal Strategies
Science and Technology Fund seeks to achieve its goal of growth by concentrating its investments primarily in the equity securities of U.S. and foreign science and technology companies. Science and technology companies are companies whose products, processes or services, in the opinion of WRIMCO, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological developments or discoveries. The Fund may invest in companies of any size. The Fund emphasizes growth potential in selecting stocks; that is, WRIMCO seeks companies in which earnings are likely to grow faster than the economy. WRIMCO may look at a number of factors in selecting securities for the Fund's portfolio. These include the issuer's:
_ growth potential;
_ earnings potential;
_ management;
_ industry position; and
_ applicable economic and market conditions.
Generally, in determining whether to sell a stock, WRIMCO uses the same type of analysis that it uses in buying stocks in order to determine whether the security has ceased to offer significant growth potential. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.
Principal Risks of Investing in the Fund
Because Science and Technology Fund owns different types of investments, a variety of factors can affect its investment performance, such as:
_ the mix of securities in the Fund's portfolio, particularly the relative weightings in, and exposure to, different sectors of the science and technology industries;



_ rapid obsolescence of products or processes of companies in which the Fund invests;
_ government regulation in the science and technology industry;
_ the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds;
_ adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline; and
_ WRIMCO's skill in evaluating and selecting securities for the Fund.
Market risk for small to medium sized companies may be greater than that for large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. As well, stocks of smaller companies may experience volatile trading and price fluctuations.
The Fund may invest, to a lesser extent, in foreign securities. Investments in foreign securities present additional risks such as currency fluctuations and political or economic conditions affecting the foreign country.
As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Who May Want to Invest
Science and Technology Fund is designed for investors who seek long-term capital growth by investing in an actively managed Fund concentrating in securities of science and technology companies. This Fund is not suitable for all investors. You should consider whether the Fund fits your investment objectives.
PERFORMANCE
Science and Technology Fund
The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing the Fund's performance and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.
_ The bar chart presents the average annual total returns for Class C and shows how performance has varied from year to year.
_ The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge was included, the returns would be less than those shown.
_ The performance table shows the Class C and Class Y average annual total returns and compares them to the market indicators listed. No performance information is provided for Class A and Class B shares since these classes do not have annual returns for a full calendar year.
_ The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.
Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.
                              CHART OF RETURNS
                      as of December 31 each year (%)1
                        1998                     44.03%
                       1999                    177.01%2
In the period shown in the chart, the highest quarterly return was 82.61% (the fourth quarter of 1999) and the lowest quarterly return was -12.63% (the third quarter of 1998). The Class C return for the year through March 31, 2000, was 11.16%.
1.
  The returns shown are based on the performance of the Fund's prior Class
  B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.
2.
  A substantial portion of the Fund's returns during recent periods is attributable to investments in initial public offerings (IPOs). No assurance can be given that the Fund will continue to be able to invest in



  IPOs to the same extent as it has in the past or that future IPOs in which the Fund invests will have as equally benefical an impact on performance.
Average Annual Total Returns
as of December 31, 1999 (%)                   1 Year         Life of Class2
Class C Shares of
Science and Technology Fund1                 177.01%              78.78%
Goldman Sachs Technology
Industry Composite Index                      88.86%              53.80%
S&P 400 Industrials Index                     26.05%              24.64%
Lipper Science and Technology
Funds Universe Average                       134.77%              59.78%
Class Y Shares of
Science and Technology Fund                  175.81%             117.27%
Goldman Sachs Technology
Industry Composite Index                      88.86%              84.62%
S&P 400 Industrials Index                     26.05%              26.27%
Lipper Science and Technology
Funds Universe Average                       134.77%              99.09%
The indexes shown are broad-based, securities market indexes that are unmanaged. The Goldman Sachs Technology Industry Composite Index will replace the S&P 400 Industrials Index. WRIMCO believes that the Goldman Sachs Technology Industry Composite Index provides a more accurate basis for comparing the Fund's performance to the types of securities in which the
Fund invests. Both indexes are presented for comparison purposes. The Lipper average is a composite of mutual funds with goals similar to the goal of the Fund.
1.
  The returns shown for Class C are based on the performance of the Fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4,
  1999. The prior Class B's performance has been adjusted to reflect the current CDSC structure applicable to Class C.
2.
  Since July 31, 1997, for Class C shares (based on the prior Class B shares) and June 9, 1998, for Class Y shares. Because Class Y commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above indexes are not available, index performance is calculated from June 30, 1998.
FEES AND EXPENSES
Science and Technology Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
(fees paid directly from           Class A   Class B   Class C   Class Y
your investment)                    Shares    Shares    Shares    Shares
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                   5.75%      None      None      None
Maximum Deferred
Sales Charge (Load)1
(as a percentage of lesser
of amount invested or
redemption value)                    None2        5%        1%      None
Annual Fund Operating Expenses3
(expenses that are deducted        Class A   Class B   Class C   Class Y
from Fund assets)                   Shares    Shares    Shares    Shares
Management Fees                      0.85%     0.85%     0.85%     0.85%
Distribution and Service
(12b-1) Fees                         0.25%     1.00%     0.99%     0.25%
Other Expenses                       0.38%     0.38%     0.38%     0.30%
Total Annual Fund
Operating Expenses                   1.48%     2.23%     2.22%     1.40%
1.
  The CDSC, which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For



  Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.
2.
  A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.
3.
  Management Fees and Total Annual Fund Operating Expenses have been restated to reflect the change in management fees effective June 30, 1999; otherwise, expense ratios are based on other Fund-level expenses for the fiscal year ended March 31, 2000, and for Class A and Class B, the expenses attributable to those classes that are anticipated for the current year. Actual expenses may be greater or less than those shown.
Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular Class A, Class B, Class C or Class Y shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If shares are redeemed
at end of period:                   1 Year   3 Years   5 Years  10 Years
Class A Shares                        $717    $1,016    $1,336    $2,242
Class B Shares                        $626     $ 997    $1,295    $2,373(1)
Class C Shares                        $325     $ 694    $1,190    $2,554
Class Y Shares                        $143     $ 443     $ 766    $1,680
If shares are not redeemed
at end of period:                   1 Year   3 Years   5 Years  10 Years
Class A Shares                        $717    $1,016    $1,336    $2,242
Class B Shares                        $226     $ 697    $1,195    $2,373(1)
Class C Shares                        $225     $ 694    $1,190    $2,554
Class Y Shares                        $143     $ 443     $ 766    $1,680
1.
  Reflects annual operating expenses of Class A after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.
AN OVERVIEW OF THE FUND
GOAL
W&R Small Cap Growth Fund
seeks growth of capital.
Principal Strategies
Small Cap Growth Fund (formerly, Growth Fund) seeks to achieve its goal by investing primarily in common stocks of domestic and foreign companies whose market capitalizations are within the range of capitalizations of companies included in the Lipper, Inc. Small Cap Category ("small cap stocks").
The Fund emphasizes relatively new or unseasoned companies in their early stages of development or smaller companies positioned in new or emerging industries where there is opportunity for rapid growth.

In selecting companies, WRIMCO seeks companies whose earnings, it believes, are likely to grow faster than the economy. WRIMCO may look at a number of factors relating to a company, such as:
_ aggressive or creative management;
_ technological or specialized expertise;
_ new or unique products or services; and _ entry into new or emerging industries.
In general, WRIMCO may sell a security if it determines that the stock no longer offers significant growth potential, which may be due to a change in the business or management of the company or a change in the industry of the company. As well, WRIMCO may sell a security to take advantage of more attractive investment opportunities or to raise cash.
Principal Risks of Investing in the Fund
Because Small Cap Growth Fund owns different types of securities, a variety of factors can affect its investment performance, such as:
_ the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds;



_ the mix of securities in the Fund, particularly the relative weightings in, and exposure to, different sectors and industries;
_ adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline; and
_ WRIMCO's skill in evaluating and selecting securities for the Fund.
Market risk for small companies may be greater than that for medium and large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Stock of smaller companies may also experience volatile trading and price fluctuations.
Due to the nature of the Fund's permitted investments, primarily the small cap stocks of new and/or unseasoned companies, companies in their early stages of development or smaller companies in new or emerging industries, the Fund may be subject to the following additional risks:
_ products offered may fail to sell as anticipated;
_ a period of unprofitability may be experienced before a company develops the expertise and clientele to succeed in an industry;
_ the company may never achieve profitability; and
_ economic, market and technological factors may cause the new industry itself to lose favor with the public.
As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Who May Want to Invest
Small Cap Growth Fund is designed for investors willing to accept greater risks than are present with many other mutual funds. It is not intended for those investors who desire assured income and conservation of capital. You should consider whether the Fund fits your particular investment objectives. PERFORMANCE
Small Cap Growth Fund
The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.
- The bar chart presents the average annual total returns for Class C and shows how performance has varied from year to year.
_ The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge was included, the returns would be less than those shown.
_ The performance table shows Class C and Class Y average annual total returns and compares them to the market indicators listed. No performance information is provided for Class A and Class B shares since these classes do not have annual returns for at least one calendar year.
_ The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.
Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.
                        CHART OF YEAR-BY-YEAR RETURNS
                      as of December 31 each year (%)1
                       1993                      24.20%
                      1994                      12.75%
                      1995                      32.14%
                      1996                       2.30%
                      1997                      21.12%
                      1998                      44.57%
                      1999                      61.42%
In the period shown in the chart, the highest quarterly return was 40.97% (the fourth quarter of 1999) and the lowest quarterly return was -13.74% (the third quarter of 1998). The Class C return for the year through March 31, 2000, was 10.41%.
1.
  The returns shown are based on the performance of the Fund's prior Class
  B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.
Average Annual Total Returns
as of December 31, 1999 (%)       1 Year        5 Years      Life of Class2
Class C Shares of
Small Cap Growth Fund1            61.42%         30.75%           28.84%
Russell 2000 Growth Index         43.08%         18.95%           16.94%
Nasdaq Industrials Index          71.67%         24.33%           19.35%
Class Y Shares of
Small Cap Growth Fund             62.79%                          31.67%
Russell 2000 Growth Index         43.08%         18.95%           16.12%
Nasdaq Industrials Index          71.67%         24.33%           23.43%
The indexes shown are broad-based, securities market indexes that are unmanaged. The Russell 2000 Growth Index will replace the Nasdaq Industrials Index. WRIMCO believes that the Russell 2000 Growth Index provides a more accurate basis for comparing the Fund's performance to the types of securities in which the Fund invests. Both indexes are presented for comparison purposes.
1.
  The returns shown for Class C are based on the performance of the Fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B's performance has been adjusted to reflect the current CDSC structure applicable to Class C.
2.
  Since September 21, 1992 for Class C shares (based on the prior Class B shares) and December 29, 1995 for Class Y shares. Because each class commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above indexes are not available, index performance is calculated from September 30, 1992 and December 31, 1995, respectively.
FEES AND EXPENSES
Small Cap Growth Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
(fees paid directly from           Class A   Class B   Class C   Class Y
your investment)                    Shares    Shares    Shares    Shares
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                   5.75%      None      None      None
Maximum Deferred
Sales Charge (Load)1
(as a percentage of lesser
of amount invested or
redemption value)                    None2        5%        1%      None
Annual Fund Operating Expenses3
(expenses that are deducted        Class A   Class B   Class C   Class Y
from Fund assets)                   Shares    Shares    Shares    Shares
Management Fees                      0.85%     0.85%     0.85%     0.85%
Distribution and Service
(12b-1) Fees                         0.25%     1.00%     1.00%     0.25%
Other Expenses                       0.26%     0.26%     0.26%     0.26%
Total Annual Fund
Operating Expenses                   1.36%     2.11%     2.11%     1.36%
1.
  The CDSC, which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.
2.
  A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.
3.
  Management Fees and Total Annual Fund Operating Expenses have been restated to reflect the change in management fees effective June 30, 1999; otherwise, expense ratios are based on other Fund-level expenses for the fiscal year ended March 31, 2000, and for Class A and Class B, the expenses attributable to those classes that are anticipated for the current year. Actual expenses may be greater or less than those shown.
Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular Class A, Class B, Class C or Class Y shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If shares are redeemed
at end of period:                   1 Year   3 Years   5 Years  10 Years
Class A Shares                        $706      $981    $1,277    $2,116
Class B Shares                        $614      $961    $1,234    $2,248(1)
Class C Shares                        $314      $661    $1,134    $2,441
Class Y Shares                        $138      $431     $ 745    $1,635
If shares are not redeemed
at end of period:                   1 Year   3 Years   5 Years  10 Years
Class A Shares                        $706      $981    $1,277    $2,116
Class B Shares                        $214      $661    $1,134    $2,248(1)
Class C Shares                        $214      $661    $1,134    $2,441
Class Y Shares                        $138      $431     $ 745    $1,635

(1) Reflects annual operating expenses of Class A after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.
AN OVERVIEW OF THE FUND
GOAL
W&R Tax-Managed Equity Fund
seeks long-term growth of capital while minimizing taxable gains and income to shareholders.
Principal Strategies
Tax-Managed Equity Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of U.S. and foreign companies that WRIMCO considers to be high in quality and attractive in their long-term investment potential. The Fund seeks stocks that are favorably priced in relation to their fundamental value and will likely grow over time. While the Fund typically invests in the common stock of large to medium sized U.S. companies, it may invest in companies of any size, any industry or any country in order to achieve its goal.
WRIMCO manages the Fund using an investment strategy that is sensitive to the potential impact of Federal income tax on shareholders' investment returns. The Fund's tax-sensitive investment strategy is intended to lead to lower distributions of income and realized capital gains than funds managed without regard to Federal income tax consequences.
In selecting companies, WRIMCO typically invests for the long term and chooses securities that it believes offer strong opportunities for long-term growth of capital and that are attractively valued. While WRIMCO primarily invests in growth stocks, it may also purchase value stocks. Value stocks are those that WRIMCO believes are currently selling below their true worth.
When deciding to sell a security, WRIMCO considers the negative tax impact of realized capital gains and, if applicable, the positive tax impact of realizing capital losses. However, WRIMCO may sell a security at a realized gain if it determines that the potential tax cost is outweighed by the risk of owning the security, or if more attractive investment opportunities are available. In addition, redemptions by shareholders may force the Fund to sell securities at an inappropriate time, potentially resulting in realized gains.



Principal Risks of Investing in the Fund
Because Tax-Managed Equity Fund owns different types of investments, a variety of factors can affect its investment performance, such as:
_ the skill of WRIMCO in evaluating and selecting securities for the Fund;
_ the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds;
_ the mix of securities in the Fund, particularly the relative weightings in, and exposure to, different sectors and industries that may result in performance less favorable than another investment mix might have produced;
_ adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline; and
_ the Fund's tax-sensitive investment strategy not limiting taxable income and realized capital gains as contemplated.
Market risk for small companies may be greater than that for medium and large companies. Smaller companies are more likely to have limited financial resources and inexperienced management. Stock of smaller companies, and growth stock in general, may also experience volatile trading and price fluctuations.
As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Who May Want to Invest
Tax-Managed Equity Fund is designed for long-term taxable investors. If you are investing for the short-term (less than one year), you may suffer negative tax consequences. Market conditions may limit the Fund's ability to generate tax losses or to avoid dividend income. While the Fund tries to reduce the extent to which shareholders incur taxes on Fund distributions of income and net realized gains, the Fund does expect to distribute taxable income and/or capital gains from time to time. Investors may realize capital gains when they sell their shares. You should consider whether the Fund fits your particular investment objectives.
PERFORMANCE
Tax-Managed Equity Fund
The Fund has not been in operation for a full calendar year; therefore, it does not have performance information of at least one calendar year to include a bar chart or performance table.
FEES AND EXPENSES
Tax-Managed Equity Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees
(fees paid directly from           Class A   Class B   Class C   Class Y
your investment)                    Shares    Shares    Shares    Shares
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                   5.75%      None      None      None
Maximum Deferred
Sales Charge (Load)1
(as a percentage of lesser
of amount invested or
redemption value)                    None2        5%        1%      None
1.
  The CDSC, which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.
2.
  A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.
Annual Fund Operating Expenses3
(expenses that are deducted        Class A   Class B   Class C   Class Y
from Fund assets)                   Shares    Shares    Shares    Shares
Management Fees                      0.65%     0.65%     0.65%     0.65%
Distribution and Service
(12b-1) Fees                         0.25%     1.00%     1.00%     0.25%
Other Expenses                       0.40%     0.40%     0.40%     0.20%
Total Annual Fund
Operating Expenses                   1.30%     2.05%     2.05%     1.10%
3.
  The expenses shown for Management Fees reflect the maximum annual fee payable; however, WRIMCO has voluntarily agreed to waive its investment management fee on any day if the Fund's net assets are less than $25 million, subject to WRIMCO's right to change or terminate this waiver. The expense ratios for Other Expenses are based on estimated amounts for the current fiscal year. Actual expenses may be greater or less than those shown.
Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular Class A, Class B, Class C or Class Y shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If shares are redeemed at end of period:      1 Year   3 Years
Class A Shares                                  $700      $963
Class B Shares                                  $608      $943
Class C Shares                                  $308      $643
Class Y Shares                                  $112      $350
If shares are not redeemed at end of period:  1 Year   3 Years
Class A Shares                                  $700      $963
Class B Shares                                  $208      $643
Class C Shares                                  $208      $643
Class Y Shares                                  $112      $350
AN OVERVIEW OF THE FUND
GOAL
W&R Total Return Fund
seeks to provide capital growth and income.
Principal Strategies
Total Return Fund seeks to achieve its goal by investing primarily in common stocks of U.S. and foreign companies with dominant market positions in their industries and with a record of paying regular dividends on common stock, or that have the potential for capital appreciation. When WRIMCO believes that stocks with high yields are less attractive than other common stocks, the Fund may hold lower-yielding or non-dividend-paying common stocks because of their prospects for capital appreciation.
WRIMCO attempts to select securities with growth and income possibilities by looking at many factors including the company's:
_ profitability record;
_ history of improving sales and profits;
_ management;
_ leadership position in its industry;
_ stock price value; and
_ dividend payment history.
Generally, in determining whether to sell either an equity security or a debt security, WRIMCO uses the same analysis used in order to determine if the equity security offers opportunities for capital appreciation or if the debt security continues to provide adequate income. WRIMCO may also sell a security to take advantage of more attractive investment opportunities or to raise cash.
Principal Risks of Investing in the Fund



Because Total Return Fund owns different types of investments, a variety of factors can affect its investment performance, such as:
_ adverse stock and bond market conditions, sometimes in response to general economic or industry news, that may cause the prices of the Fund's holdings to fall as part of a broad market decline;
_ the earnings performance, credit quality and other conditions of the companies whose securities the Fund holds;
_ an increase in interest rates, which may cause the value of the Fund's fixed-income securities, especially bonds with longer maturities, to decline; and
_ WRIMCO's skill in evaluating and selecting securities for the Fund.
Market risk for small or medium sized companies may be greater than that for large companies. Stock of smaller companies, as well as stock of companies with high-growth expectations reflected in their stock price, may experience volatile trading and price fluctuations.
As with any mutual fund, the value of the Fund's shares will change and you could lose money on your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Who May Want to Invest
Total Return Fund is designed for investors who seek capital growth and income. You should consider whether the Fund fits your investment objectives. PERFORMANCE
Total Return Fund
The bar chart and performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for the periods shown compare with those of a broad measure of market performance and a peer group average.
 . The bar chart presents the average annual total returns for Class C and shows how performance has varied from year to year.
 . The bar chart does not reflect any deferred sales charge that you may be required to pay upon redemption of the Fund's Class C shares. If the deferred sales charge was included, the returns would be less than those shown.
 . The performance table shows Class C and Class Y average annual total returns and compares them to the market indicators listed. No performance information is provided for Class A or Class B shares since these classes do not have annual returns for at least one calendar year.
 . The bar chart and the performance table assume payment of dividends and other distributions in shares. As with all mutual funds, the Fund's past performance does not necessarily indicate how it will perform in the future.
Note that the performance information in the bar chart and performance table is based on calendar-year periods, while the information shown in the Financial Highlights section of this Prospectus and in the Fund's shareholder reports is based on the Fund's fiscal year.
                        CHART OF YEAR-BY-YEAR RETURNS
                      as of December 31 each year (%)1
                        1993                      14.03%
                       1994                      -2.07%
                       1995                      29.65%
                       1996                      18.12%
                       1997                      24.61%
                       1998                      20.73%
                       1999                      12.15%
In the period shown in the chart, the highest quarterly return was 17.05% (the second quarter of 1997) and the lowest quarterly return was -7.12% (the third quarter of 1998). The Class C return for the year through March 31, 2000, was 11.33%.
1.
  The returns shown are based on the performance of the Fund's prior Class
  B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.
Average Annual Total Returns
as of December 31, 1999 (%)          1 Year      5 Years      Life of Class2



Class C Shares of
Total Return Fund1                   12.15%       20.91%          16.66%
S&P 500 Index                        21.09%       28.59%          21.55%
Lipper Growth and Income
Funds Universe Average               13.76%       21.34%          16.80%
Class Y Shares of
Total Return Fund                    12.96%                       19.68%
S&P 500 Index                        21.09%       28.59%          26.45%
Lipper Growth and Income
Funds Universe Average               13.76%       21.34%          19.03%
The index shown is a broad-based, securities market index that is unmanaged. The Lipper average is a composite of mutual funds with goals similar to the goal of the Fund.
1.
  The returns shown for Class C are based on the performance of the Fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. The prior Class B's performance has been adjusted to reflect the current CDSC structure applicable to Class C.
2.
  Since September 21, 1992 for Class C shares (based on the prior Class B shares) and December 29, 1995 for Class Y shares. Because each class commenced operations on a date other than at the end of a month, and partial month calculations of the performance of the above index are not available, index performance is calculated from September 30, 1992 and December 31, 1995, respectively.
FEES AND EXPENSES
Total Return Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
(fees paid directly from           Class A   Class B   Class C   Class Y
your investment)                    Shares    Shares    Shares    Shares
Maximum Sales Charge
(Load) Imposed on
Purchases (as a percentage
of offering price)                   5.75%      None      None      None
Maximum Deferred
Sales Charge (Load)1
(as a percentage of lesser
of amount invested or
redemption value)                    None2        5%        1%      None
Annual Fund Operating Expenses3
(expenses that are deducted        Class A   Class B   Class C   Class Y
from Fund assets)                   Shares    Shares    Shares    Shares
Management Fees                      0.70%     0.70%     0.70%     0.70%
Distribution and Service
(12b-1) Fees                         0.25%     1.00%     1.00%     0.25%
Other Expenses                       0.28%     0.28%     0.28%     0.22%
Total Annual Fund
Operating Expenses                   1.23%     1.98%     1.98%     1.17%
1.
  The CDSC, which is imposed on the lesser of amount invested or redemption value of Class B shares, declines from 5% for redemptions made within the first year of purchase, to 4% for redemptions made within the second year, to 3% for redemptions made within the third and fourth years, to 2% for redemptions made within the fifth year, to 1% for redemptions made within the sixth year and to 0% for redemptions made after the sixth year. For Class C shares, a 1% CDSC applies to the lesser of amount invested or redemption value of Class C shares redeemed within twelve months after purchase. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month.
2.
  A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.
3.
  Management Fees and Total Annual Fund Operating Expenses have been restated to reflect the change in management fees effective June 30, 1999; otherwise, expense ratios are based on other Fund-level expenses for the fiscal year ended March 31, 2000, and for Class A and Class B, the expenses attributable to those classes that are anticipated for the current year. Actual expenses may be greater or less than those shown.
Example
This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds. The example assumes that (a) you invest $10,000 in the particular Class A, Class B, Class C or Class Y shares for each time period specified, (b) your investment has a 5% return each year, and (c) the expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
If shares are redeemed
at end of period:                   1 Year   3 Years   5 Years  10 Years
Class A Shares                        $693      $943    $1,212    $1,978
Class B Shares                        $601      $921    $1,168    $2,111(1)
Class C Shares                        $301      $621    $1,068    $2,306
Class Y Shares                        $119      $372     $ 644    $1,420
If shares are not redeemed
at end of period:                   1 Year   3 Years   5 Years  10 Years
Class A Shares                        $693      $943    $1,212    $1,978
Class B Shares                        $201      $621    $1,068    $2,111(1)
Class C Shares                        $201      $621    $1,068    $2,306
Class Y Shares                        $119      $372     $ 644    $1,420

(1) Reflects annual operating expenses of Class A after conversion of Class B shares into Class A shares 8 years after the month in which the shares were purchased.
THE INVESTMENT PRINCIPLES OF THE FUNDS
Investment Goals, Principal Strategies and Other Investments
W&R Asset Strategy Fund
The goal of Asset Strategy Fund is to seek high total return over the long term. The Fund seeks to achieve its goal by allocating its assets among a diversified portfolio of stocks, bonds, and short-term instruments. There is no guarantee that the Fund will achieve its goal.
Allocating assets among different types of investments allows the Fund to take advantage of opportunities wherever they may occur, but also subjects the Fund to the risks of a given investment type. Stock values generally fluctuate in response to the activities of individual companies and general market and economic conditions. The values of bonds and short-term instruments generally fluctuate based on changes in interest rates and in the credit quality of the issuer.
WRIMCO regularly reviews the Fund's allocation of assets and makes changes to favor investments that it believes provide the best opportunity to achieve the Fund's goal. Although WRIMCO uses its expertise and resources in choosing investments and in allocating assets, WRIMCO's decisions may not always be beneficial to the Fund.
The mix of assets in the Fund will change from time to time depending on WRIMCO's assessment of the market for each asset class in general. The allowable range and approximate percentage of the mix for each asset class, as a percentage of total assets of the Fund, are listed below. Some types of investments, such as indexed securities, can fall into more than one asset class.
 Mix                 Range
---------           ------
Stock class         0-100%
70%
 Bond class          0-100%
25%
 Short-term class    0-100%
5%
 WRIMCO tries to balance the Fund's investment risks against potentially higher total returns by reducing the stock class allocation during stock market down cycles and increasing the stock class allocation during periods of strongly positive market performance. Typically, WRIMCO makes asset shifts among classes gradually over time. WRIMCO considers various factors when it decides to sell a security, such as an individual security's performance and/or if it is an appropriate time to vary the Fund's mix.
As a defensive measure, the Fund may increase its holdings in the bond or short-term classes when WRIMCO believes that there is a potential bear market, prolonged downturn in stock prices or significant loss in stock value. WRIMCO may also, as a temporary defensive measure, invest up to all of the Fund's assets in:
_ money market instruments rated A-1 by S&P or Prime 1 by MIS, or unrated securities judged by WRIMCO to be of equivalent quality; or _ precious metals.
Although WRIMCO may seek to preserve appreciation in the Fund by taking a defensive position, doing so may prevent the Fund from achieving its investment objective.
W&R International Growth Fund
The primary goal of the International Growth Fund is long-term capital appreciation, with current income as a secondary goal. The Fund seeks to achieve these goals by investing primarily in a diversified portfolio of common stocks of foreign issuers. There is no guarantee that the Fund will achieve its goals.
The Fund may also invest, to a lesser extent, in preferred stocks and debt securities. The debt securities may be of any maturity and will typically be investment grade.
Under normal conditions, the Fund invests at least 80% of its total assets in foreign securities and at least 65% of its total assets in issuers of at least three foreign countries. The Fund generally limits its holdings so that no more than 75% of its total assets are invested in issuers of a single foreign country. As well, the Fund will invest at least 65% of its total assets in growth securities (primarily in common stock) during normal market conditions. Growth securities are those whose earnings, WRIMCO believes, are likely to have strong growth over several years.
When WRIMCO believes that a temporary defensive position is desirable, WRIMCO may invest up to all of the Fund's assets in debt securities (including commercial paper or short-term U.S. Government securities) or preferred stocks, or both, and may also invest up to all of the Fund's assets in U.S. securities. By taking a temporary defensive position the Fund may not achieve its investment objectives.
W&R Large Cap Growth Fund
The goal of the Large Cap Growth Fund is the appreciation of your investment. The Fund seeks to achieve this goal through a diversified holding of securities, primarily those issued by large to medium sized U.S. and foreign companies that WRIMCO believes have appreciation possibilities. There is no guarantee that the Fund will achieve its goal. The Fund will, under normal market conditions, invest at least 65% of its total assets in large cap growth securities.
The Fund invests primarily in common stock but may also own, to a limited extent, preferred stock and debt securities, typically of investment grade and of any maturity. The Fund may also own convertible securities. As well, the Fund may invest, to a lesser extent, in foreign securities.
At times, as a temporary defensive measure, the Fund may invest up to all of its assets in either debt securities (which may include money market instruments held as cash reserves) or preferred stocks or both. By taking a temporary defensive position in either or both of these ways the Fund may not achieve its investment objective.
W&R Mid Cap Growth Fund
The goal of the Mid Cap Growth Fund is the growth of your investment. The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of U.S. and foreign companies whose market capitalizations are within the range of capitalizations of companies comprising the Russell Mid-Cap and that WRIMCO believes offer above-average growth potential. For this purpose, the Fund considers a company's capitalization at the time the Fund acquires the company's securities, and the company need not be listed in the Russell Mid-Cap. Companies whose capitalization falls outside the range of the Russell Mid-Cap after purchase continue to be considered medium capitalization companies for purpose of the



Fund's investment policy. There is no guarantee that the Fund will achieve its goal. The Fund will, under normal market conditions, invest at least 65% of its total assets in mid cap securities.
In addition to common stocks, the Fund may invest in convertible securities, preferred stocks and debt securities of any maturity and mostly of investment grade. The Fund may also invest up to 25% of its total assets in foreign securities.
When WRIMCO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities (including commercial paper, short-term securities issued by the U.S. Government or its agencies or instrumentalities and other money market instruments) and/or preferred stocks. The Fund may also use options and futures contracts for defensive purposes. By taking a defensive position the Fund may not achieve its investment objective.
W&R Science and Technology Fund
The goal of Science and Technology Fund is long-term capital growth. The Fund seeks to achieve this goal by investing primarily in a diversified portfolio of science and technology securities. Science and technology securities are securities of companies whose products, processes or services, in WRIMCO's opinion, are being or are expected to be significantly benefited by the use or commercial application of scientific or technological discoveries. There is no guarantee that the Fund will achieve its goal.
The Fund invests in such areas as:
_ aerospace and defense electronics;
_ biotechnology;
_ business machines;
_ cable and broadband access;
_ communications and electronic equipment;
_ computer software and services;
_ computer systems;
_ electronics;
_ electronic media;
_ internet and internet-related services;
_ medical devices and drugs;
_ medical and hospital supplies and services; and _ office equipment and supplies.
The Fund primarily owns common stock; however, it may invest, to a lesser extent, in preferred stock, debt securities and convertible securities. The Fund may invest a limited amount of its assets in foreign securities.
Under normal economic and market conditions, the Fund will not invest more than 20% of its total assets in securities other than those of science or technology companies. When WRIMCO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in U.S. Government securities or other debt securities, mostly of investment grade. By taking a temporary defensive position the Fund may not achieve its investment objective.
W&R Small Cap Growth Fund
The goal of Small Cap Growth Fund is growth of capital. The Fund seeks to achieve its goal by investing primarily in common stocks of small capitalization companies that are relatively new or unseasoned, companies in their early stages of development, or smaller companies positioned in new or emerging industries where there is an opportunity for rapid growth. The Fund considers a company's capitalization at the time the Fund acquires the company's common stock. Common stock of a company whose capitalization exceeds the range of the Lipper, Inc. Small Cap Category after purchase will not be sold solely because of its increased capitalization. There is no guarantee that the Fund will achieve its goal.
The Fund will, under normal market conditions, invest at least 65% of its total assets in small cap stocks. In addition to common stocks, the Fund may also invest in securities convertible into common stocks, preferred stocks and debt securities that are mostly of investment grade. The Fund may also buy foreign securities; however, it may not invest more than 10% of its total assets in foreign securities.
When WRIMCO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities (including commercial paper or short-term U.S. Government securities) or preferred stocks, or both. By taking a temporary defensive position, the Fund may not achieve its investment objective.
W&R Tax-Managed Equity Fund
The goal of Tax-Managed Equity Fund is long-term growth of capital while minimizing taxable gains and income to shareholders. The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of U.S. and foreign companies that WRIMCO considers to be high in quality and attractive in their long-term investment potential. The Fund seeks stocks that are favorably priced in relation to their fundamental value and will likely grow over time.
The Fund attempts to achieve high after-tax returns for its shareholders by balancing investment considerations and tax considerations. The Fund seeks to minimize income distributions and distributions of realized short-term gains (taxed as ordinary income), as well as distributions of realized long-term gains. The Fund seeks to achieve returns primarily in the form of price appreciation (not subject to current tax until shares are redeemed). There is no guarantee that the Fund will achieve its goal.
WRIMCO ordinarily uses one or more of the following strategies in its management of the Fund:
_ a long-term, low turnover approach to investing;
_ an emphasis on lower-yielding securities to require distribution of little, if any, taxable income;
_ an attempt to avoid net realized short-term gains;
_ in the sale of portfolio securities, selection of the most tax-favored lots; and
_ selective tax-advantaged hedging techniques as an alternative to taxable sales.
The Fund will, under normal market conditions, invest at least 65% of its total assets in equity securities, primarily common stocks. The Fund emphasizes growth stocks; however, it may also invest in value stocks. In addition to common stocks, the Fund may also invest in securities convertible into common stocks, preferred stocks and debt securities that are mostly of investment grade. The Fund may also buy foreign securities; however, it may not invest more than 25% of its total assets in foreign securities.
When WRIMCO believes that a temporary defensive position is desirable, the Fund may invest up to all of its assets in debt securities (including commercial paper or short-term U.S. Government securities) or preferred stocks, or both. By taking a temporary defensive position, the Fund may not achieve its investment objective.
W&R Total Return Fund
The goal of Total Return Fund is to provide capital growth and income. The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks, or securities convertible into common stocks, of U.S. and foreign companies that have a record of paying regular dividends or have the potential for capital appreciation. The Fund may invest a limited amount of its assets in foreign securities. There is no guarantee that the Fund will achieve its goals.
When WRIMCO believes that a temporary defensive position is desirable, WRIMCO may take certain steps with respect to up to all of the Fund's assets, including any one or more of the following:
_ hold cash, commercial paper, certificates of deposit or other short-term investments;
_ invest in debt securities (including commercial paper or short-term U.S.
  Government securities); or
_ invest in convertible preferred stock.
By taking a temporary defensive position the Fund may not achieve its investment objective.
All Funds
Each Fund may also invest in and use certain other types of instruments in seeking to achieve its goal(s). For example, each Fund is permitted to invest in options, futures contracts, asset-backed securities and other derivative instruments if it is permitted to invest in the type of asset by which the return on, or value of, the derivative is measured. At this time, each Fund has limited exposure to derivative investments.



You will find more information about each Fund's permitted investments and strategies, as well as the restrictions that apply to them, in the Statement of Additional Information ("SAI").
Risk Considerations of Principal Strategies and Other Investments
Risks exist in any investment. Each Fund is subject to equity and market risk and financial risk.
_ Market risk is the possibility of a change in the price of the security.
  The prices of common stocks and other equity securities generally fluctuate more than those of other investments. A Fund may lose a substantial part, or even all, of its investment in a company's stock. Growth stocks may experience greater price volatility than value stocks.
  To the extent a Fund invests in fixed income securities, the price of a fixed income security may be affected by changes in interest rates. Bonds with longer maturities are more interest-rate sensitive. For example, if interest rates increase, the value of a bond with a longer maturity is more likely to decrease. Because of market risk, the share price of each Fund will likely change as well.
_ Financial risk is based on the financial situation of the issuer of the security. The financial risk of a Fund may depend, for example, on the earnings performance of the issuer of stock held by the Fund. To the extent a Fund invests in debt securities, the financial risk of the Fund may also depend on the credit quality of the securities in which it invests.
Notwithstanding Tax-Managed Equity Fund's use of tax management investment strategies, the Fund may have taxable income and may realize taxable capital gains from time to time. In addition, investors purchasing Fund shares when the Fund has large accumulated capital gains could receive a significant part of the purchase price of their shares back as a taxable capital gain distribution. Over time, securities with unrealized gains may comprise a substantial portion of the Fund's assets. As well, state or Federal tax laws or regulations may be amended at any time which could include adverse changes to applicable tax rates or capital gains holding periods.
Certain types of each Fund's authorized investments and strategies, such as foreign securities, junk bonds and derivative instruments, involve special risks. Depending on how much a Fund invests or uses these strategies, these special risks may become significant. For example, foreign investments may subject a Fund to restrictions on receiving the investment proceeds from a foreign country, to foreign taxes, and to potential difficulties in enforcing contractual obligations, as well as fluctuations in foreign currency values and other developments that may adversely affect a foreign country. Junk bonds pose a greater risk of nonpayment of interest or principal than higher-rated bonds. Derivative instruments may expose a Fund to greater volatility than an investment in a more traditional stock, bond or other security. Because each Fund owns different types of investments, its performance will be affected by a variety of factors. The value of a Fund's investments and the income it generates will vary from day to day, generally reflecting changes in interest rates, market conditions, and other company and economic news. Performance will also depend on WRIMCO's skill in selecting investments and, with respect to Asset Strategy Fund, on WRIMCO's skill in allocating assets.
Asset Strategy Fund and International Growth Fund may each actively trade securities in seeking to achieve its goals. Doing so may increase transaction costs (which may reduce performance) and increase distributions paid by the Fund, which may increase your taxable income.
YOUR ACCOUNT
Choosing a Share Class
Each Fund offers four classes of shares: Class A, Class B, Class C and Class
Y. Each class has its own sales charge, if any, and expense structure. The decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If you are investing a substantial amount and plan to hold your shares for a long time, Class A shares may be the most appropriate for you. Class B and Class C shares are not available for investments of $2 million or more. If you are investing a lesser amount, you may want to consider Class B shares (if investing for at least seven years) or Class C shares (if investing for less than seven years). Class Y shares are designed for institutional investors and others investing through certain intermediaries, as described below.
Since your objectives may change over time, you may want to consider another class when you buy additional Fund shares. All of your future investments in a Fund will be made in the class you select when you open your account, unless you inform the Fund otherwise, in writing, when you make a future investment.
General Comparison of Class A, Class B and Class C Shares
Class A                Class B                       Class C
Initial sales charge   No initial sales charge       No initial sales charge
No deferred sales      Deferred sales charge on      A 1% deferred sales
charge1                shares you sell within six    charge on shares you
                       years after purchase          sell within twelve
                                                     months after purchase
Maximum distribution   Maximum distribution          Maximum distribution
and service (12b-1)    and service (12b-1)           and service (12b-1)
fees of 0.25%          fees of 1.00%                 fees of 1.00%
For an investment of   Converts to Class A shares    Does not convert to
$2 million or more,    8 years after the month in    Class A shares, so
only Class A shares    which the shares were         annual expenses do
are available          purchased, thus reducing      not decrease
                       future annual expenses
                       For an investment of $300,000
                       or more, financial advisors may
                       recommend purchase of Class A
                       shares due to a reduced sales
                       charge and lower annual expenses
1.
  A 1% CDSC may be imposed on purchases of $2 million or more of Class A shares that are redeemed within twelve months of purchase.
Each Fund has adopted a Distribution and Service Plan ("Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, ("Rule 12b-1") for each of its Class A, Class B, Class C and Class Y shares. Under the Class A Plan, each Fund may pay Waddell & Reed, Inc. (the "Distributor") a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Class A shares. This fee is to compensate the Distributor for the amounts it spends for, either directly or through third parties, distributing the Fund's Class A shares, providing personal service to Class A shareholders and/or maintaining Class A shareholder accounts. Under the Class B Plan and the Class C Plan, each Fund may pay Waddell & Reed, Inc. a fee of up to 0.75%, on an annual basis, of the average daily net assets of the shares of the class to compensate the Distributor for, either directly or through third parties, distributing the shares of that class and a fee of up to 0.25%, on an annual basis, of the average daily net assets of the shares of that class to compensate the Distributor for, either directly or through third parties, providing personal service to shareholders of that class and/or maintaining shareholder accounts for that class. No payment of the distribution fee will be made, and no deferred sales charge will be paid, to the Distributor by any Fund if, and to the extent that, the aggregate of the distribution fees paid by the Fund and the deferred sales charges received by the Distributor with respect to the Fund's Class B or Class C shares would exceed the maximum amount of such charges that the Distributor is permitted to receive under NASD rules as then in effect.
Under the Class Y Plan, each Fund may pay the Distributor a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund's Class Y shares to compensate the Distributor for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal service to Class Y shareholders and/or maintaining Class Y shareholder accounts.
Because the Plan fees are paid out of the assets of the applicable class on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Class A shares are subject to an initial sales charge when you buy them, based on the amount of your investment, according to the table below. Class A shares pay an annual 12b-1 fee of up to 0.25% of average Class A net assets.



The ongoing expenses of this class are lower than those for Class B or Class C shares.
Size of Purchase
                                                 Sales Charge   Reallowance
                                                  as Approx.   to Dealers as
                                  Sales Charge    Percent of     Percent of
                                  as Percent of     Amount        Offering
                                 Offering Price    Invested        Price
Under $100,000                        5.75%         6.10%          5.00%
$100,000 to less than $200,000        4.75           4.99           4.00
$200,000 to less than $300,000        3.50           3.63           2.80
$300,000 to less than $500,000        2.50           2.56           2.00
$500,000 to less than $1,000,000      1.50           1.52           1.20
$1,000,000 to less than $2,000,000    1.00           1.01           0.75
$2,000,000 and over                   0.001         0.001           0.50
1.
  No sales charge is payable at the time of purchase on investments of $2 million or more, although for such investments a Fund may impose a CDSC of 1% on redemptions made within twelve months of the purchase. The CDSC is assessed on an amount equal to the lesser of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value ("NAV") above the initial purchase price.
Waddell & Reed, Inc. or its affilate(s) may pay additional compensation from its own resources to securities dealers based upon the value of shares of a Fund owned by the dealer for its own account or for its customers. Waddell & Reed, Inc. or its affiliate(s) may also provide compensation from its own resources to securities dealers with respect to shares of the Funds purchased by customers of such dealers without payment of a sales charge.
Sales Charge Reductions and Waivers
Lower sales charges are available by:
_ Combining additional purchases of Class A shares of any of the Funds in the W&R Funds, except Class A shares of Money Market Fund unless acquired by exchange for Class A shares on which a sales charge was paid (or as a dividend or distribution on such acquired shares), with the NAV of Class A shares already held ("Rights of Accumulation");
_ Grouping all purchases of Class A shares of W&R Funds, except shares of
  Money Market Fund, made during a thirteen-month period ("Letter of
  Intent"); and
_ Grouping purchases by certain related persons.
Additional information and applicable forms are available from Waddell & Reed, Inc.
Waivers for Certain Investors
Class A shares may be purchased at NAV by:
_ Certain clients investing through a qualified fee-based program offered by a third-party that has made arrangements to sell shares of the Funds. Contingent Deferred Sales Charge. A CDSC may be assessed against your redemption amount of Class B, Class C or certain Class A shares and paid to the Distributor, as further described below. The purpose of the CDSC is to compensate the Distributor for the costs incurred by it in connection with the sale of the Fund's Class B or Class C shares or with Class A investments of $2 million or more at NAV. The CDSC will not be imposed on shares representing payment of dividends or other distributions or on amounts which represent an increase in the value of a shareholder's account resulting from capital appreciation above the amount paid for the shares purchased during the CDSC period. Solely for purposes of determining the number of months or years from the time of any payment for the purchase of shares, all payments during a month are totaled and deemed to have been made on the first day of the month. The CDSC is applied to the lesser of amount invested or redemption value.
To keep your CDSC as low as possible, each time you place a request to redeem shares, the Fund assumes that a redemption is made first of shares not subject to a deferred sales charge (including shares which represent appreciation on shares held, reinvested dividends and distributions), and then of shares that represent the lowest sales charge.
Unless instructed otherwise, a Fund, when requested to redeem a specific dollar amount, will redeem additional shares of the applicable class that are equal in value to the CDSC. For example, should you request a $1,000 redemption and the applicable CDSC is $27, the Fund will redeem shares having an aggregate NAV of $1,027, absent different instructions.
Class B shares are not subject to an initial sales charge when you buy them. However, you may pay a CDSC if you sell your Class B shares within six years of their purchase, based on the table below. Class B shares pay an annual 12b-1 service fee of up to 0.25% of average net assets and a distribution fee of up to 0.75% of average net assets. Over time, these fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares. Class B shares and any dividends and distributions paid on such shares automatically convert to Class A shares eight years after the end of the month in which the shares were purchased. Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge. The Class A shares have lower ongoing expenses.
The Fund will redeem your Class B shares at their NAV next calculated after receipt of a written request for redemption in good order, subject to the CDSC discussed below.
Contingent Deferred Sales Charge           As % of Amount
on Shares Sold within Year               Subject to Charge
              1                                 5.0%
              2                                 4.0%
              3                                 3.0%
              4                                 3.0%
              5                                 2.0%
              6                                 1.0%
              7+                                0.0%
In the table, a "year" is a 12-month period. In applying the sales charge, all purchases are considered to have been made on the first day of the month in which the purchase was made.
For example, if a shareholder opens an account on July 14, 2000, then redeems all Class B shares on July 12, 2001, the shareholder will pay a CDSC of 4%, the rate applicable to redemptions made within the second year of purchase. Class C shares are not subject to an initial sales charge when you buy them, but if you sell your Class C shares within twelve months after purchase, you will pay a 1% CDSC. For purposes of the CDSC, purchases of Class C shares within a month will be considered as being purchased on the first day of the month. Class C shares pay an annual 12b-1 service fee of up to 0.25% of average net assets and an annual distribution fee of up to 0.75% of average net assets. Over time, these fees will increase the cost of your investment and may cost you more than if you had purchased Class A shares. Class C shares do not convert to any other class.
For Class C shares, the CDSC will be applied to the lesser of the amount invested or redemption value of shares that have been held for twelve months or less.
The CDSC will not apply in the following circumstances:
_ redemptions of shares by certain clients investing through a qualified fee-based program offered by a third-party that has made arrangements to sell shares of the Funds.
_ redemptions of shares requested within one year of the shareholder's death or disability, provided the Fund is notified of the death or disability at the time of the request and furnished proof of such event satisfactory to the Distributor.
_ redemptions of shares made to satisfy required minimum distributions after age 70 1/2 from a qualified retirement plan, a required minimum distribution from an individual retirement account, Keogh plan or custodial account under section 403(b)(7) of the Internal Revenue Code of 1986, as amended ("Code"), a tax-free return of an excess contribution, or that otherwise results from the death or disability of the employee, as well as in connection with redemptions by any tax-exempt employee benefit plan for which, as a result of a subsequent law or legislation, the continuation of its investment would be improper.
_ redemptions of shares made pursuant to a shareholder's participation in any systematic withdrawal service adopted for a Fund. (The service and this exclusion from the CDSC do not apply to a one-time withdrawal.)



_ redemptions of which the proceeds are reinvested in shares (must be reinvested in the same class as that which was redeemed) of the Fund within forty-five days after such redemption.
_ the exercise of certain exchange privileges.
_ redemptions effected pursuant to the Fund's right to liquidate a shareholder's shares if the aggregate NAV of those shares is less than
  $500.
_ redemptions effected by another registered investment company by virtue of a merger or other reorganization with a Fund or by a former shareholder of such investment company of shares of the Fund acquired pursuant to such reorganization.
These exceptions may be modified or eliminated by the Fund at any time without prior notice to shareholders, except with respect to redemptions effected pursuant to the Fund's right to liquidate a shareholder's shares, which requires certain notice.
Class Y shares are not subject to a sales charge. Class Y shares pay an annual 12b-1 distribution and/or service fee of up to 0.25% of average net assets.
Class Y shares are only available for purchase by:
_ participants of employee benefit plans established under section 403(b) or section 457, or qualified under section 401 of the Code, including 401(k) plans, when the plan has 100 or more eligible employees and holds the shares in an omnibus account on the Fund's records, and an unaffiliated third party provides administrative, distribution and/or other support services to the plan;
_ banks, trust institutions, investment fund administrators and other third parties investing for their own accounts or for the accounts of their customers where such investments for customer accounts are held in an omnibus account on the Fund's records, and to which entity an unaffiliated third party provides administrative, distribution and/or other support services; and
_ government entities or authorities and corporations whose investment is
  $10 million or more and to which entity an unaffiliated third party provides certain administrative, distribution and/or other support services.
Ways to Set Up Your Account
The different ways to set up (register) your account are listed below. Individual or Joint Tenants
For your general investment needs
Individual accounts are owned by one person. Joint accounts have two or more owners (tenants).
Business or Organization
For investment needs of corporations, associations, partnerships, institutions or other groups
Retirement Plans
To shelter your retirement savings from income taxes
Retirement plans allow individuals to shelter investment income and capital gains from current income taxes. In addition, contributions to these accounts (other than Roth IRAs and Education IRAs) may be tax-deductible.
_ Individual Retirement Accounts (IRAs) allow a certain individual under age
  70 1/2, with earned income, to invest up to $2,000 per tax year. The maximum for an investor and his or her spouse is $4,000 ($2,000 for each spouse) or, if less, the couple's combined earned income for the taxable year.
_ IRA Rollovers retain special tax advantages for certain distributions from employer-sponsored retirement plans.
_ Roth IRAs allow certain individuals to make nondeductible contributions up to $2,000 per year. The maximum annual contribution for an investor and his or her spouse is $4,000 ($2,000 for each spouse) or, if less, the couple's combined earned income for the taxable year. Withdrawals of earnings may be tax free if the account is at least five years old and certain other requirements are met.
_ Education IRAs are established for the benefit of a minor, with nondeductible contributions, up to $500 per year, and permit tax-free withdrawals to pay the higher education expenses of the beneficiary.



_ Simplified Employee Pension Plans (SEP-IRAs) provide business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Profit Sharing Plan, but with fewer administrative requirements.
_ Savings Incentive Match Plans for Employees (SIMPLE Plans) can be established by small employers to contribute to and allow their employees to contribute a portion of their wages pre-tax to retirement accounts.
  This plan-type generally involves fewer administrative requirements than 401(k) or other qualified plans.
_ Keogh Plans allow self-employed individuals to make tax-deductible contributions for themselves of up to 25% of their annual earned income, with a maximum of $30,000 per year.
_ Pension and Profit-Sharing Plans, including 401(k) Plans, allow corporations and nongovernmental tax-exempt organizations of all sizes and/or their employees to contribute a percentage of the employees' wages or other amounts on a tax-deferred basis. These accounts need to be established by the administrator or trustee of the plan.
_ 403(b) Custodial Accounts are available to employees of public school systems, churches and certain types of charitable organizations.
_ 457 Accounts allow employees of state and local governments and certain charitable organizations to contribute a portion of their compensation on a tax-deferred basis.
Gifts or Transfers to a Minor
To invest for a child's education or other future needs
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child free of Federal transfer tax consequences. Depending on state laws, you can set up a custodial account under the Uniform Transfers to Minors Act ("UTMA") or the Uniform Gifts to Minors Act ("UGMA").
Trust
For money being invested by a trust
The trust must be established before an account can be opened, or you may use a trust form made available by Waddell & Reed.
Buying Shares
You may buy shares of each of the Funds through a financial advisor and through other broker-dealers and banks that have selling agreements with the Distributor. Some of these firms may charge you a fee and may have additional requirements regarding the purchase of shares. To open your account you must complete and sign an application.
To purchase any class of shares by check, make your check payable to Waddell & Reed, Inc. Mail the check, along with your completed application, to:
                            Waddell & Reed, Inc.
                               P.O. Box 29217
                           Shawnee Mission, Kansas
                                 66201-9217
To purchase Class Y shares by wire, you must first obtain an account number by calling 800-366-2520, then mail a completed application to Waddell & Reed, Inc., at the address above, or fax it to 913-236-5044. Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number 101000695, for the account of Waddell & Reed Number 9800007978, Special Account for Exclusive Benefit of Customers FBO Customer Name and Account Number.
The price to buy a share of a Fund, called the offering price, is calculated every business day.
The offering price of a share (the price to buy one share of a particular class) is the next NAV calculated per share of that class plus, for Class A shares, the sales charge shown in the table.
In the calculation of a Fund's NAV:
_ The securities in a Fund's portfolio that are listed or traded on an exchange are valued primarily using market prices.
_ Bonds are generally valued according to prices quoted by an independent pricing service.
_ Short-term debt securities are valued at amortized cost, which approximates market value.
_ Other investment assets for which market prices are unavailable are valued at their fair value by or at the direction of the Board of Directors.



The Funds are open for business each day the New York Stock Exchange (the "NYSE") is open. Each Fund normally calculates its NAVs as of the close of business of the NYSE, normally 4 p.m. Eastern time, except that an option or futures contract held by a Fund may be priced at the close of the regular session of any other securities or commodities exchange on which that instrument is traded.
Certain of the Funds may invest in securities listed on foreign exchanges which may trade on Saturdays or on U.S. national business holidays when the NYSE is closed. Consequently, the NAV of such Fund shares may be significantly affected on days when the Fund does not price its shares and when you are not able to purchase or redeem the Fund's shares. Similarly, if an event materially affecting the value of foreign investments or foreign currency exchange rates occurs prior to the close of business of the NYSE but after the time their values are otherwise determined, such investments or exchange rates may be valued at their fair value as determined in good faith by or under the direction of the Board of Directors.
When you place an order to buy shares, your order will be processed at the next NAV calculated after your order is received and accepted. Note the following:
_ All of your purchases must be made in U.S. dollars.
_ If you buy shares by check, and then sell those shares by any method other than by exchange to another fund, the payment may be delayed for up to ten days to ensure that your previous investment has cleared.
_ The Fund will be deemed to have received your purchase order when a third party (or its designee) has received your order. Your order will receive the offering price next calculated after the order has been received in proper form by the authorized third party (or its designee). You should consult that firm to determine the time by which it must receive your order for you to purchase shares of the Fund at that day's price.
When you sign your account application, you will be asked to certify that your Social Security or other taxpayer identification number is correct and whether you are subject to backup withholding for failing to report income to the Internal Revenue Service.
Waddell & Reed, Inc. reserves the right to reject any purchase orders, including purchases by exchange, and it and the Funds reserve the right to discontinue offering shares of the Funds for purchase.
Minimum Investments
For Class A, Class B and Class C:
To Open an Account                                       $500 (per Fund)
For certain exchanges                                    $100 (per Fund)
For certain retirement accounts and accounts
opened with Automatic Investment Service                  $50 (per Fund)
To Add to an Account                                          Any amount
For certain exchanges                                    $100 (per Fund)
For Automatic Investment Service                          $25 (per Fund)
For Class Y:
To Open an Account
For a government entity or authority                         $10 million
or for a corporation                        (within first twelve months)
For other investors                                           Any amount
To Add to an Account                                          Any amount
Adding to Your Account
Subject to the minimums described under "Minimum Investments," you can make additional investments of any amount at any time.
To add to your account, make your check payable to Waddell & Reed, Inc. Mail the check to Waddell & Reed, Inc., along with:
_ the detachable form that accompanies the confirmation of a prior purchase or your year-to-date statement; or
_ a letter stating your account number, the account registration, the Fund, and the class of shares that you wish to purchase.
To add to your Class Y account by wire: Instruct your bank to wire the amount you wish to invest, along with the account number and registration, to UMB Bank, n.a., ABA Number 101000695, for the account of Waddell & Reed Number 9800007978, Special Account for Exclusive Benefit of Customers FBO Customer Name and Account Number.
Selling Shares



You can arrange to take money out of your account at any time by selling (redeeming) some or all of your shares.
The redemption price (price to sell one share of a particular class of a
Fund) is the NAV per share of that Fund class, subject to any CDSC applicable to Class B, Class C shares or certain Class A shares.
To sell shares by written request: Complete an Account Service Request form or write a letter of instruction with:
_ the name on the account registration;
_ the Fund's name;
_ the Fund account number;
_ the dollar amount or number, and the class, of shares to be redeemed; and
_ any other applicable requirements listed in the table below.
Deliver the form or your letter to your financial advisor, or mail it to:
                       Waddell & Reed Services Company
                               P. O. Box 29217
                           Shawnee Mission, Kansas
                                 66201-9217
Unless otherwise instructed, Waddell & Reed Services Company will send a check to the address on the account.
To sell Class Y shares by telephone or fax: If you have elected this method in your application or by subsequent authorization, call 888-WADDELL, or fax your request to 913-236-1599, and give your instructions to redeem Class Y shares and make payment by wire to your predesignated bank account or by check to you at the address on the account.
When you place an order to sell shares, your shares will be sold at the next NAV calculated, subject to any applicable CDSC, after receipt of a written request for redemption in good order by Waddell & Reed Services Company at the address listed above. Note the following:
_ If more than one person owns the shares, each owner must sign the written request.
_ If you recently purchased the shares by check, the Fund may delay payment of redemption proceeds. You may arrange for the bank upon which the purchase check was drawn to provide to the Fund telephone or written assurance, satisfactory to the Fund, that the check has cleared and been honored. If you do not, payment of the redemption proceeds on these shares will be delayed until the earlier of 10 days or the date the Fund is able to verify that your purchase check has cleared and been honored.
_ Redemptions may be suspended or payment dates postponed on days when the
  NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission.
_ Payment is normally made in cash, although under extraordinary conditions redemptions may be made in portfolio securities when the Fund's Board of Directors determines that conditions exist making cash payments undesirable. A Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of its NAV during any 90-day period for any one shareholder.
_ The Fund will be deemed to have received your order to sell shares when the firm through which you purchased the shares (or its designee) has received your order. Your order will receive the NAV next calculated after the order has been received in proper form by the authorized firm (or its designee). You should consult that firm to determine the time by which it must receive your order for you to sell shares at that day's price.
Special Requirements for Selling Shares
Account Type            Special Requirements
Individual or           The written instructions must be signed by all
Joint Tenant            persons required to sign for transactions, exactly
                         as their names appear on the account.
Sole Proprietorship     The written instructions must be signed by the
                        individual owner of the business.
UGMA, UTMA              The custodian must sign the written instructions
                        indicating capacity as custodian.
Retirement Account      The written instructions must be signed by a
                        properly authorized person.
Trust                   The trustee must sign the written instructions
                        indicating capacity as trustee. If the trustee's



name
                        is not in the account registration, provide a
                        currently certified copy of the trust document.
Business or             At least one person authorized by corporate
Organization            resolution to act on the account must sign the
                        written instructions.
Conservator, Guardian   The written instructions must be signed by the
or Other Fiduciary      person properly authorized by court order to act
                        in the particular fiduciary capacity.
The Fund may require a signature guarantee in certain situations such as:
_ a redemption request made by a corporation, partnership or fiduciary;
_ a redemption request made by someone other than the owner of record; or _ the check is made payable to someone other than the owner of record.
This requirement is intended to protect you and Waddell & Reed from fraud. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public.
The Funds reserve the right to redeem at NAV all shares of a Fund owned by you having an aggregate NAV of less than $500. The Fund will give you notice of its intention to redeem your shares and a 60-day opportunity to purchase a sufficient number of additional shares to bring the aggregate NAV of your shares of that Fund to $500. For Class B or Class C shares, these redemptions are not subject to the deferred sales charge. The Fund will not apply its redemption right to individual retirement plan accounts or accounts which have an aggregate NAV of less than $500 due to market forces.
You may reinvest in any one of the Funds, without charge, all or part of the amount of Class A shares you redeemed by sending to the applicable Fund the amount you want to reinvest. The reinvested amounts must be received by the Fund within forty-five days after the date of your redemption.
The CDSC will not apply to the proceeds of Class B, Class C or, where otherwise applicable to certain Class A shares of a Fund which are redeemed and then reinvested in shares of the same class of the Fund, as applicable, within forty-five days after such redemption. The Distributor will, with your reinvestment, restore an amount equal to the deferred sales charge attributable to the amount reinvested by adding the deferred sales charge amount to your reinvestment. For purposes of determining future deferred sales charges, the reinvestment will be treated as a new investment. You may do this only once as to Class B shares, Class C shares and certain Class A shares of a Fund. This privilege may be eliminated or modified at any time without prior notice to shareholders.
Payments of principal and interest on loans made pursuant to a 401(a) qualified plan (if such loans are permitted by the plan) may be reinvested in shares of any of the Funds in which the plan may invest.
Telephone Transactions
The Fund and its agents will not be liable for following instructions communicated by telephone that they reasonably believe to be genuine. The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Fund fails to do so, the Fund may be liable for losses due to unauthorized or fraudulent instructions. Current procedures relating to instructions communicated by telephone include tape recording instructions, requiring personal identification and providing written confirmations of transactions effected pursuant to such instructions. Shareholder Services
Personal Service
A toll-free call, 888-WADDELL, connects you to a Client Services Representative or our automated customer telephone service. During normal business hours, our Client Services staff is available to answer your questions. At almost any time of the day or night, you may access our web site, www.waddell.com, to obtain price information about other funds in W&R Funds.
Exchanges
You may sell your shares and buy shares of the same class of any of the funds within the W&R Funds without the payment of an additional sales charge if you buy Class A shares or payment of a CDSC when you exchange Class B shares or Class C shares or Class A shares to which the CDSC would otherwise apply. For Class B and Class C shares and Class A shares to which the CDSC would otherwise apply, the time period for the CDSC will continue to run. You may sell your Class Y shares of any of the Funds and buy Class Y shares of another Fund or Class A shares of Money Market Fund.
Exchanges may only be made into funds which are legally permitted for sale in the state of residence of the investor. Note that exchanges out of the Funds may have tax consequences for you. Before exchanging into a fund, read its prospectus.
The Fund reserves the right to terminate or modify these exchange privileges at any time, upon notice in certain instances.
Automatic Transactions for Class A, Class B and Class C Shareholders
Flexible Withdrawal Service lets you set up ongoing monthly, quarterly, semiannual or annual redemptions from your account.
Regular Investment Plans allow you to transfer money into your Fund account, or between Fund accounts, automatically. While Regular Investment Plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses and other long-term financial goals.
Certain restrictions and fees imposed by the plan custodian may also apply for retirement accounts. Speak with your financial advisor for more information.
Regular Investment Plans
Automatic Investment Service
To move money from your bank account to an existing Fund account with W&R
Funds
                  Minimum Amount         Minimum Frequency
                  $25 (per Fund)              Monthly
Funds Plus Service
To move money from Money Market Fund to another Fund in W&R Funds whether in the same or a different account
                  Minimum Amount         Minimum Frequency
                 $100 (per Fund)              Monthly
Distributions and Taxes
Distributions
Each Fund distributes substantially all of its net investment income and net capital gains to its shareholders each year.
Usually, a Fund distributes net investment income at the following times:
Total Return Fund, Mid Cap Growth Fund, Tax-Managed Equity Fund, Small Cap Growth Fund, International Growth Fund, Large Cap Growth Fund, and Science and Technology Fund, annually in December; and Asset Strategy Fund, quarterly in March, June, September and December. Dividends declared for a particular day are paid to shareholders of record on the prior business day. However, dividends declared for Saturday and Sunday are paid to shareholders of record on the preceding Thursday. Net capital gains (and any net gains from foreign currency transactions) ordinarily are distributed by each Fund in December. Distribution Options. When you open an account, specify on your application how you want to receive your distributions. Each Fund offers two options:
1.Share Payment Option. Your dividends, capital gains and other distributions with respect to a class will be automatically paid in additional shares of the same class of the distributing Fund. If you do not indicate a choice on your application, you will be assigned this option.
2.Cash Option. You will be sent a check for your dividends, capital gains and other distributions if the total distribution is five dollars or greater. If the distribution total is less than five dollars, the total distribution will be automatically paid in additional shares of the same class of the distributing Fund.
For retirement accounts, all distributions are automatically paid in additional shares of the same class of the distributing Fund.
Taxes
As with any investment, you should consider how your investment in a Fund will be taxed. If your account is not a tax-deferred retirement account (or you are not otherwise exempt from income tax), you should be aware of the following tax implications:
Taxes on distributions. Dividends from a Fund's investment company taxable income (which includes net short-term gains), if any, generally are taxable to you as ordinary income, whether received in cash or paid in additional Fund shares. Distributions of a Fund's net capital gains, when designated as such, are taxable to you as long-term capital gains, whether received in cash or paid in additional Fund shares and regardless of the length of time you have owned your shares. For Federal income tax purposes, your long-term capital gains generally are taxed at a maximum rate of 20%.
Each Fund notifies you after each calendar year-end as to the amounts of dividends and other distributions paid (or deemed paid) to you for that year. A portion of the dividends paid by a Fund, whether received in cash or paid in additional Fund shares, may be eligible for the dividends received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends received by a Fund from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the Federal alternative minimum tax.
Taxes on transactions. Your redemption of Fund shares will result in a taxable gain or loss to you, depending on whether the redemption proceeds are more or less than what you paid for the redeemed shares (which normally includes any sales charge paid). An exchange of Fund shares for shares of any other fund in the W&R Funds generally will have similar tax consequences. However, special rules apply when you dispose of a Fund's Class A shares through a redemption or exchange within ninety days after your purchase and then reacquire Class A shares of that Fund or acquire Class A shares of another Fund in the W&R Funds without paying a sales charge due to the forty-five day reinvestment privilege or exchange privilege. See "Your Account." In these cases, any gain on the disposition of the original Class A Fund shares will be increased, or loss decreased, by the amount of the sales charge you paid when those shares were acquired, and that amount will increase the adjusted basis of the shares subsequently acquired. In addition, if you purchase shares of a Fund within thirty days before or after redeeming other shares of that Fund (regardless of class) at a loss, part or all of that loss will not be deductible and will increase the basis of the newly purchased shares.
Withholding. Each Fund must withhold 31% of all taxable dividends, capital gains and other distributions and redemption proceeds payable to individuals and certain other noncorporate shareholders who do not furnish the Fund with a correct taxpayer identification number. Withholding at that rate from taxable dividends, capital gains and other distributions also is required for shareholders subject to backup withholding.
State and local income taxes. The portion of the dividends paid by a Fund attributable to interest earned on U.S. Government securities generally is not subject to state and local income taxes, although distributions by any Fund to its shareholders of net realized gains on the sale of those securities are fully subject to those taxes. You should consult your tax adviser to determine the taxability of dividends and other distributions by the Funds in your state and locality.
The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Funds and their shareholders; you will find more information in the SAI. There may be other Federal, state or local tax considerations applicable to a particular investor. You are urged to consult your own tax adviser.
THE MANAGEMENT OF THE FUNDS
Portfolio Management
The Funds are managed by WRIMCO, subject to the authority of the Funds' Board of Directors. WRIMCO provides investment advice to each of the Funds and supervises each Fund's investments. WRIMCO has served as investment manager to W&R Funds since its inception. WRIMCO is located at 6300 Lamar Avenue, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217.
Michael L. Avery is primarily responsible for the management of the equity portion of the Asset Strategy Fund. Mr. Avery has held his Fund responsibilities since January 1997. He is Senior Vice President of WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. From March 1995 to March 1998, Mr. Avery was Vice President of, and Director of Research for, Waddell & Reed Asset Management Company, a former affiliate of WRIMCO. Mr. Avery has served as the portfolio manager for investment companies managed by WRIMCO since February 1, 1994, has served as the Director of Research for WRIMCO since August 1987, and has been an employee of such since June 1981.



Daniel J. Vrabac is primarily responsible for the management of the fixed-income portion of the Asset Strategy Fund. Mr. Vrabac has held his Fund responsibilities since January 1997. He is Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. From May 1994 to March 1998, Mr. Vrabac was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company. Mr. Vrabac has served as an investment analyst with WRIMCO since May 1994 and has been an employee of such since May 1994.
Mark G. Seferovich and Grant P. Sarris are primarily responsible for the management of the Small Cap Growth Fund. Mr. Seferovich has held his Fund responsibilities since September 1992. He is Senior Vice President of WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Seferovich has served as the portfolio manager of investment companies managed by WRIMCO since February 1989 and has been an employee of such since February 1989. From March 1996 to March 1998, Mr. Seferovich was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company.
Mr. Sarris has held his Fund responsibilities since May 1998. He is Vice President of WRIMCO and Vice President of other investment companies for which WRIMCO serves as investment manager. Mr. Sarris has served as an investment analyst with WRIMCO since October 1, 1991 and had served as Assistant Portfolio Manager of Small Cap Growth Fund from January 1, 1996 until May 1998. He has been an employee of WRIMCO since October 1, 1991. Thomas A. Mengel is primarily responsible for the management of the International Growth Fund. Mr. Mengel has held his Fund responsibilities since joining WRIMCO on May 1, 1996. Mr. Mengel is Vice President of WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. From 1993 to 1996, Mr. Mengel was the President of Sal. Oppenheim jr. & Cie. Securities, Inc.
Daniel P. Becker is primarily responsible for the management of the Large Cap Growth Fund. Mr. Becker has held his Fund responsibilities since the inception of the Fund. He is Vice President of WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. From January 1995 to March 1998, Mr. Becker was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company. Mr. Becker has been an employee of WRIMCO and its predecessors since October 1989, initially serving as an investment analyst, and has served as a portfolio manager for WRIMCO since January 1997.
Zachary H. Shafran is primarily responsible for the management of the Mid Cap Growth Fund. Mr. Shafran has held his responsibilities since the inception of the Fund. He is Vice President of WRIMCO, Vice President of the Fund and Vice President of another investment company for which WRIMCO serves as investment manager. Mr. Shafran served as an investment analyst with WRIMCO from June 1990 to January 1996 and has served as a portfolio manager since January 1996.
Henry J. Herrmann is primarily responsible for the management of the Science and Technology Fund. Mr. Herrmann has held his Fund responsibilities since April 17, 2000. He is Vice President and Director of each of the Funds in the Waddell & Reed Advisors Funds, W&R Funds and Target/United Funds; President, Chief Investment Officer, and Director of Waddell & Reed Financial, Inc.; Vice President, Chief Investment Officer and Director of Waddell & Reed Financial Services, Inc.; Director of Waddell & Reed, Inc.; President, Chief Executive Officer, Chief Investment Officer and Director of WRIMCO. Mr. Herrmann has been an employee of Waddell & Reed, Inc. and its successor, WRIMCO, since March 15, 1971.
Cynthia P. Prince-Fox is primarily responsible for the management of the Tax-Managed Equity Fund. Ms. Prince-Fox has held her Fund responsibilities since the inception of the Fund. She is Vice President of WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. From January 1993 to March 1998, Ms. Prince-Fox was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company. Ms. Prince-Fox is a Vice President and Portfolio Manager for Austin, Calvert & Flavin, Inc., an affiliate of WRIMCO. She has served as the portfolio manager for investment companies managed by WRIMCO since January 1993. From 1983 to January, 1993 Ms. Prince-Fox served as an investment analyst for WRIMCO.



James D. Wineland is primarily responsible for the management of the Total Return Fund. Mr. Wineland has held his Fund responsibilities since July 1, 1997. He is Vice President of WRIMCO, Vice President of the Fund and Vice President of other investment companies for which WRIMCO serves as investment manager. From March 1995 to March 1998 Mr. Wineland was Vice President of, and a portfolio manager for, Waddell & Reed Asset Management Company. Mr. Wineland has served as the portfolio manager for investment companies managed by WRIMCO since January 1988 and has been an employee of such since November 1984.
Other members of WRIMCO's investment management department provide input on market outlook, economic conditions, investment research and other considerations relating to the Funds' investments.
Management Fee
Like all mutual funds, the Funds pay fees related to their daily operations. Expenses paid out of each Fund's assets are reflected in the share price or dividends of that Fund; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each Fund pays a management fee to WRIMCO for providing investment advice and supervising its investments. Each Fund also pays other expenses, which are explained in the SAI.
The management fee is payable by a Fund at the annual rates of:
for Asset Strategy Fund, 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion. Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended March 31, 2000 were 0.72%;
for International Growth Fund, 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion. Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended March 31, 2000 were 0.84%;
for Large Cap Growth Fund, 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion, and 0.55% of net assets over $3 billion;
for Mid Cap Growth Fund, 0.85% of net assets up to $1 billion; 0.83% of net assets over $1 billion and up to $2 billion; 0.80% of net assets over $2 billion and up to $3 billion; and 0.76% of net assets over $3 billion;
for Science and Technology Fund, 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion. Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended March 31, 2000 were 0.83%;
for Small Cap Growth Fund, 0.85% of net assets up to $1 billion, 0.83% of net assets over $1 billion and up to $2 billion, 0.80% of net assets over $2 billion and up to $3 billion, and 0.76% of net assets over $3 billion. Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended March 31, 2000 were 0.84%;
for Tax-Managed Equity Fund, 0.65% of net assets up to $1 billion, 0.60% of net assets over $1 billion and up to $2 billion, 0.55% of net assets over $2 billion and up to $3 billion, and 0.50% of net assets over $3 billion; and for Total Return Fund, 0.70% of net assets up to $1 billion, 0.65% of net assets over $1 billion and up to $2 billion, 0.60% of net assets over $2 billion and up to $3 billion and 0.55% of net assets over $3 billion. Management fees for the Fund as a percent of the Fund's net assets for the fiscal year ended March 31, 2000 were 0.70%.
WRIMCO has voluntarily agreed to waive its management fee for any day that a Fund's net assets are less than $25 million, subject to WRIMCO's right to change or modify this waiver.
FINANCIAL HIGHLIGHTS
The following information is to help you understand the financial performance of each Fund's Class C and Class Y shares for the fiscal periods shown. Certain information reflects financial results for a single Fund share. "Total return" shows how much your investment would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by Deloitte & Touche llp, whose independent auditors' report, along with the Fund's financial statements for the fiscal year ended March 31, 2000, is included in the SAI, which is available upon request.
ASSET STRATEGY FUND
For a Class C share outstanding throughout each period(1):
                                                                    For the
                                                                  period from
                            For the fiscal year ended March 31,   4/20/95(2) to
                                2000      1999     1998    1997     3/31/96
Class C Per-Share Data
Net asset value,
beginning of period           $11.20    $11.42    $9.73  $10.15    $10.00
Income from investment operations:
  Net investment
  income                        0.03      0.15     0.21    0.23      0.16
  Net realized and
  unrealized gain
  (loss) on investments         4.33      0.05     2.16  (0.30)      0.14
Total from investment
operations                      4.36      0.20     2.37  (0.07)      0.30
Less distributions:
  From net investment
  income                      (0.05)    (0.16)   (0.22)  (0.21)    (0.15)
  From capital gains          (0.30)    (0.26)   (0.46)  (0.14)    (0.00)
Total distributions           (0.35)    (0.42)   (0.68)  (0.35)    (0.15)
Net asset value,
end of period                 $15.21    $11.20   $11.42   $9.73    $10.15
Class C Ratios/Supplemental Data
Total return                  39.60%     1.79%   24.94%  -0.86%     3.00%
Net assets, end of
period (in thousands)        $52,208   $30,473  $19,415 $13,398   $13,221
Ratio of expenses
to average net assets          2.24%     2.32%    2.44%   2.52%    2.54%(3)
Ratio of net investment
income to average
net assets                     0.24%     1.38%    2.02%   2.21%    2.14%(3)
Portfolio turnover rate      204.12%   168.17%  220.67% 109.92%    75.02%

(1) The financial data shown for a Class C share are based on the financial data for a share of the Fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. On December 2, 1995, Fund shares then outstanding were designated Class B shares.

(2)  Commencement of operations.

(3)  Annualized.

ASSET STRATEGY FUND
For a Class Y share outstanding throughout each period:
                                                                    For the
                                                                  period from
                            For the fiscal year ended March 31,    12/29/95(1)
                                2000      1999     1998    1997   to 3/31/96
Class Y Per-Share Data
Net asset value,
beginning of period           $11.21    $11.43    $9.73  $10.16     $10.23
Income from investment operations:
  Net investment
  income                        0.15      0.26     0.31    0.27       0.07
  Net realized and
  unrealized gain
  (loss) on investments         4.33      0.05     2.16  (0.26)     (0.08)
Total from investment
operations                      4.48      0.31     2.47    0.01     (0.01)
Less distributions:
  From net investment
  income                      (0.13)    (0.27)   (0.31)  (0.30)     (0.06)
  From capital gains          (0.30)    (0.26)   (0.46)  (0.14)     (0.00)
Total distributions           (0.43)    (0.53)   (0.77)  (0.44)     (0.06)



Net asset value,
end of period                 $15.26    $11.21   $11.43   $9.73     $10.16
Class Y Ratios/Supplemental Data
Total return                  40.85%     2.75%   26.06%   0.05%     -0.25%
Net assets, end of
period (in thousands)           $508      $307     $225    $116         $1
Ratio of expenses
to average net assets          1.33%     1.45%    1.58%   1.61%     1.95%(2)
Ratio of net investment
income to average
net assets                     1.14%     2.25%    2.90%   2.97%     2.34%(2)
Portfolio turnover rate      204.12%   168.17%  220.67% 109.92%    75.02%(3)
(1)  Commencement of operations.

(2)  Annualized.

(3)  Portfolio turnover is for the period from April 20, 1995 to March 31,
     1996.
INTERNATIONAL GROWTH FUND
For a Class C share outstanding throughout each period(1):
                                 For the fiscal year ended March 31,
                                2000      1999     1998    1997     1996
Class C Per-Share Data
Net asset value,
beginning of period           $15.58    $15.04   $12.40   $9.94    $9.36
Income from investment operations:
  Net investment
  income (loss)               (0.34)    (0.07)   (0.10)  (0.03)     0.08
  Net realized and
  unrealized gain
  on investments               15.14      1.55     4.12    2.50     0.63
Total from investment
operations                     14.80      1.48     4.02    2.47     0.71
Less distributions:
  From net investment
  income                      (0.00)    (0.00)   (0.00)  (0.01)   (0.11)
  In excess of net
  investment income           (0.00)    (0.00)   (0.00)  (0.00)   (0.02)
  From capital gains          (1.80)    (0.94)   (1.38)  (0.00)   (0.00)
Total distributions           (1.80)    (0.94)   (1.38)  (0.01)   (0.13)
Net asset value,
end of period                 $28.58    $15.58   $15.04  $12.40    $9.94
Class C Ratios/Supplemental Data
Total return                  97.89%    10.36%   35.24%  24.85%    7.64%
Net assets, end of
period (in thousands)       $233,280   $99,764  $87,041 $50,472  $20,874
Ratio of expenses
to average net assets          2.37%     2.35%    2.35%   2.46%    2.50%
Ratio of net investment
income (loss) to average
net assets                    -1.48%    -0.53%   -0.82%  -0.52%    0.63%
Portfolio turnover rate      125.71%   116.25%  105.11%  94.76%   88.55%

(1) The financial data shown for a Class C share are based on the financial data for a share of the Fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. On December 2, 1995, Fund shares then outstanding were designated Class B shares.
INTERNATIONAL GROWTH FUND
For a Class Y share outstanding throughout each period:
                                                                    For the
                                                                  period from
                            For the fiscal year ended March 31,  12/29/95(1) to
                                2000      1999     1998    1997    3/31/96
Class Y Per-Share Data
Net asset value,
beginning of period           $16.08    $15.35   $12.52   $9.95     $9.70
  Income from investment operations:



  Net investment
  income (loss)               (1.41)      0.05     0.01    0.02      0.02
  Net realized and
  unrealized gain
  on investments               16.99      1.62     4.20    2.56      0.23
Total from investment
operations                     15.58      1.67     4.21    2.58      0.25
Less distributions:
  From net investment
  income                      (0.00)    (0.00)   (0.00)  (0.01)    (0.00)
  From capital gains          (1.80)    (0.94)   (1.38)  (0.00)    (0.00)
Total distributions           (1.80)    (0.94)   (1.38)  (0.01)    (0.00)
Net asset value,
end of period                 $29.86    $16.08   $15.35  $12.52     $9.95
Class Y Ratios/Supplemental Data
Total return                  99.74%    11.41%   36.45%  25.93%     2.58%
Net assets, end of
period (in thousands)         $5,296      $629     $419    $227        $7
Ratio of expenses
to average net assets          1.48%     1.44%    1.51%   1.59%    1.84%(2)
Ratio of net investment
income (loss) to average
net assets                    -0.80%     0.36%    0.07%   0.05%    1.07%(2)
Portfolio turnover rate      125.71%   116.25%  105.11%  94.76%   88.55%(2)
(1)  Commencement of operations.

(2)  Annualized.

SCIENCE AND TECHNOLOGY FUND
For a Class C share outstanding throughout each period(1):
                                                  For the        For the
                                                fiscal year    period from
                                              ended March 31,  7/31/97(2) to
                                              2000       1999    3/31/98
Class C Per-Share Data
Net asset value, beginning of period                   $17.45     $12.01
  $10.00
Income from investment operations:
  Net investment loss                       (0.95)     (0.09)     (0.07)
  Net realized and unrealized gain
  on investments                             28.77       5.53       2.08
Total from investment operations             27.82       5.44       2.01
Less distributions from capital gains                  (0.24)     (0.00)
  (0.00)
Net asset value, end of period              $45.03     $17.45     $12.01
Class C Ratios/Supplemental Data
Total return                               159.75%     45.30%     20.10%
Net assets, end of period (in thousands)  $282,873    $44,371     $7,615
Ratio of expenses to average net assets      2.20%      2.57%     3.20%3
Ratio of net investment loss to
average net assets                          -1.68%     -1.26%    -1.66%3
Portfolio turnover rate                     44.19%     51.00%     26.64%

(1) The financial data shown for a Class C share are based on the financial data for a share of the Fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999.

(2)  Commencement of operations.

(3)  Annualized.
SCIENCE AND TECHNOLOGY FUND
For a Class Y share outstanding throughout the period:
                                                 For the         For the
                                               fiscal year     period from
                                                  ended         6/9/98(1) to
                                                 3/31/00         3/31/99
Class Y Per-Share Data
Net asset value, beginning of period                              $17.65
  $12.20
Income from investment operations:



  Net investment income (loss)                    (6.09)            0.01
  Net realized and unrealized gain
  on investments                                  34.04             5.44
Total from investment operations                  27.95             5.45
Less distributions from capital gains                             (0.24)
  (0.00)
Net asset value, end of period                    $45.36          $17.65
Class Y Ratios/Supplemental Data
Total return                                      158.67%         44.67%
Net assets, end of period (in thousands)          $2,108             $53
Ratio of expenses to average net assets           1.36%           0.62%(2)
Ratio of net investment income to
average net assets                                -0.96%          0.54%(2)
Portfolio turnover rate                           44.19%         51.00%(2)

(1)  Commencement of operations.

(2)  Annualized.
SMALL CAP GROWTH FUND (formerly, Growth Fund)
For a Class C share outstanding throughout each period(1):
                                 For the fiscal year ended March 31,
                               2000      1999      1998      1997    1996
Class C Per-Share Data
Net asset value,
beginning of period          $14.74    $14.29     $9.08    $10.50   $8.45
Income from investment
operations:
  Net investment loss        (0.18)    (0.11)    (0.13)    (0.03)  (0.01)
  Net realized and
  unrealized gain (loss)
  on investments              10.22      2.91      5.91    (1.09)    2.25
Total from investment
operations                    10.04      2.80      5.78    (1.12)    2.24
Less distribution
from capital gains           (3.14)    (2.35)    (0.57)    (0.30)  (0.19)
Net asset value,
end of period                $21.64    $14.74    $14.29     $9.08  $10.50
Class C Ratios/Supplemental Data
Total return                 73.38%    21.61%    65.37%   -10.97%  26.57%
Net assets, end of
period (in thousands)      $800,576  $424,612  $329,514  $198,088$202,557
Ratio of expenses to
average net assets            2.11%     2.10%     2.13%     2.12%   2.14%
Ratio of net investment
loss to average net assets   -0.90%    -0.90%    -1.12%    -0.27%  -0.25%
Portfolio turnover rate      82.24%    51.41%    33.46%    37.20%  31.84%
(1) The financial data shown for a Class C share are based on the financial data for a share of the Fund's prior Class B. On March 24, 2000 that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. Per-share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.
SMALL CAP GROWTH FUND (formerly, Growth Fund)
For a Class Y share outstanding throughout each period(1):
                                                                    For the
                                                                  period from
                            For the fiscal year ended March 31,  12/29/95(2) to
                                2000      1999     1998    1997     3/31/96
Class Y Per-Share Data
Net asset value,
beginning of period           $15.21    $14.55    $9.16  $10.52    $10.11
Income from investment
operations:
  Net investment
  income (loss)               (0.15)      0.00   (0.03)    0.01      0.02
  Net realized and unrealized
  gain (loss) on investments   10.73      3.01     5.99  (1.07)      0.39
Total from investment
operations                     10.58      3.01     5.96  (1.06)      0.41



Less distribution from
capital gains                 (3.14)    (2.35)   (0.57)  (0.30)    (0.00)
Net asset value,
end of period                 $22.65    $15.21   $14.55   $9.16    $10.52
Class Y Ratios/Supplemental Data
Total return                  74.71%    22.73%   66.78% -10.37%     4.11%
Net assets, end of
period (in thousands)        $16,770    $7,942     $633    $264        $1
Ratio of expenses to
average net assets             1.30%     1.18%    1.30%   1.17%    1.17%(3)
Ratio of net investment
income (loss) to average
net assets                    -0.09%     0.08%   -0.30%   0.31%    0.78%(3)
Portfolio turnover rate       82.24%    51.41%   33.46%  37.20%   31.84%(3)

(1) Per-share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.
(2)  Commencement of operations.
(3)  Annualized.
TOTAL RETURN FUND
For a Class C share outstanding throughout each period(1):
                                  For the fiscal year ended March 31,
                                2000      1999     1998    1997     1996
Class C Per-Share Data
Net asset value,
beginning of period           $11.52    $12.24    $9.09   $8.17    $6.37
Income from investment
operations:
  Net investment
  income (loss)               (0.01)      0.03   (0.02)  (0.01)   (0.01)
  Net realized and unrealized
  gain on investments           2.71      0.82     3.56    0.98     1.84
Total from investment
operations                      2.70      0.85     3.54    0.97     1.83
Less distributions:
  From net investment income  (0.03)    (0.01)   (0.00)  (0.00)   (0.00)
  From capital gains          (0.43)    (1.56)   (0.39)  (0.05)   (0.03)
Total distributions           (0.46)    (1.57)   (0.39)  (0.05)   (0.03)
Net asset value,
end of period                 $13.76    $11.52   $12.24   $9.09    $8.17
Class C Ratios/Supplemental Data
Total return                  23.98%     7.47%   39.57%  11.93%   28.75%
Net assets, end of
period (in thousands)       $585,293  $508,210 $472,970$317,453 $208,233
Ratio of expenses to
average net assets             1.98%     1.93%    1.92%   1.95%    1.99%
Ratio of net investment
income (loss) to average
net assets                    -0.12%     0.30%   -0.23%  -0.17%   -0.11%
Portfolio turnover rate       75.64%    54.73%   36.94%  26.23%   16.78%

(1) The financial data shown for a Class C share are based on the financial data for a share of the Fund's prior Class B. On March 24, 2000, that Class B was combined with and redesignated as Class C, which had commenced operations on October 4, 1999. On December 2, 1995, Fund shares then outstanding were designated Class B shares. Per-share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.
TOTAL RETURN FUND
For a Class Y share outstanding throughout each period(1):
                                                                   For the
                                                                 period from
                           For the fiscal year ended March 31,  12/29/95(2) to
                                2000      1999     1998    1997   3/31/96
Class Y Per-Share Data
Net asset value,
beginning of period           $11.78    $12.46    $9.18   $8.19    $7.66



Income from investment
operations:
  Net investment income         0.06      0.12     0.05    0.02     0.02
  Net realized and unrealized
  gain on investments           2.80      0.84     3.62    1.02     0.51
Total from investment
operations                      2.86      0.96     3.67    1.04     0.53
Less distributions:
  From net investment income  (0.13)    (0.08)   (0.00)  (0.00)   (0.00)
  From capital gains          (0.43)    (1.56)   (0.39)  (0.05)   (0.00)
Total distributions           (0.56)    (1.64)   (0.39)  (0.05)   (0.00)
Net asset value,
end of period                 $14.08    $11.78   $12.46   $9.18    $8.19
Class Y Ratios/Supplemental Data
Total return                  24.96%     8.37%   40.63%  12.69%    6.92%
Net assets, end of
period (in thousands)         $2,152    $1,381     $943    $504      $87
Ratio of expenses to
average net assets             1.16%     1.15%    1.20%   1.18%   0.96%(3)
Ratio of net investment
income to average
net assets                     0.67%     1.10%    0.50%   0.65%   1.04%(3)
Portfolio turnover rate       75.64%    54.73%   36.94%  26.23%  16.78%(3)

(1) Per-share amounts have been adjusted retroactively to reflect the 100% stock dividend effected June 26, 1998.

(2)  Commencement of operations.

(3)  Annualized.
This space is intended for your notes and calculations.
W&R FUNDS
Custodian
UMB Bank, n.a.
928 Grand Boulevard
Kansas City, Missouri 64141
Legal Counsel
Kirkpatrick & Lockhart llp
1800 Massachusetts Avenue, N. W.
Washington, D. C. 20036
Independent Auditors
Deloitte & Touche llp
1010 Grand Boulevard
Kansas City, Missouri
64106-2232
Investment Manager
Waddell & Reed Investment
Management Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
888-WADDELL
Underwriter
Waddell & Reed, Inc.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
888-WADDELL
Shareholder Servicing Agent
Waddell & Reed
Services Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217



913-236-2000
888-WADDELL
Accounting Services Agent
Waddell & Reed
Services Company
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas
66201-9217
913-236-2000
888-WADDELL
W&R FUNDS
You can get more information about each Fund in the --
_ Statement of Additional Information (SAI), which contains detailed information about the Fund, particularly the investment policies and practices. You may not be aware of important information about a Fund unless you read both the Prospectus and the SAI. The current SAI is on file with the Securities and Exchange Commission (SEC) and it is incorporated into this Prospectus by reference (that is, the SAI is legally part of the Prospectus).
_ Annual and Semiannual Reports to Shareholders, which detail each Fund's actual investments and include financial statements as of the close of the particular annual or semiannual period. The annual report also contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the year covered by the report.
To request a copy of the Funds' current SAI or copies of the most recent Annual and Semiannual reports, without charge, or for other inquiries, contact the Fund or Waddell & Reed, Inc. at the address and telephone number below. Copies of the SAI, Annual and/or Semiannual reports may also be requested via e-mail at request@waddell.com.
Information about the Funds (including the current SAI and most recent Annual and Semiannual Reports) is available from the SEC's web site at http://www.sec.gov and may also be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov or from the SEC's Public Reference Room in Washington, D.C. You can find out about the operation of the Public Reference Room and applicable copying charges by calling 202-942-8090.
The Funds' SEC file number is: 811-6569.
Waddell & Reed, Inc.
6300 Lamar Avenue
P. O. Box 29217
Shawnee Mission, Kansas 66201-9217
913-236-2000
888-WADDELL
WRP3210(6-00)